(2_FIDELITY_LOGOS)FIDELITY

SMALL CAP STOCK
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy, and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    27   Notes to the financial statements.

REPORT OF INDEPENDENT    31   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 1   LIFE OF
                                                  YEAR     FUND

Fidelity Small Cap Stock                          -2.38%   45.79%

Fidelity Small Cap Stock (incl. 3% sales          -5.30%   41.42%
charge)

Russell 2000(registered trademark)                0.05%    58.44%

Small Cap Funds Average                           -3.05%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on June 28, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 395 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997                      PAST 1   LIFE OF
                                                  YEAR     FUND

Fidelity Small Cap Stock                          -2.38%   10.30%

Fidelity Small Cap Stock (incl. 3% sales          -5.30%   9.43%
charge)

Russell 2000                                      0.05%    12.72%

Small Cap Funds Average                           -3.05%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Small Cap Stock             RS Russell 2000
             00336                       RS002
  1993/06/28       9700.00                    10000.00
  1993/06/30       9700.00                    10166.14
  1993/07/31       9767.90                    10306.50
  1993/08/31      10126.80                    10751.75
  1993/09/30      10340.20                    11055.17
  1993/10/31      10417.80                    11339.71
  1993/11/30      10126.80                    10966.49
  1993/12/31      10555.20                    11341.44
  1994/01/31      10818.60                    11697.03
  1994/02/28      10906.39                    11654.72
  1994/03/31      10184.50                    11039.38
  1994/04/30      10350.34                    11105.00
  1994/05/31      10077.19                    10980.30
  1994/06/30       9579.68                    10607.45
  1994/07/31       9657.72                    10781.73
  1994/08/31      10340.59                    11382.51
  1994/09/30      10282.06                    11344.40
  1994/10/31      10477.16                    11299.63
  1994/11/30       9979.64                    10843.27
  1994/12/31      10204.29                    11134.60
  1995/01/31       9823.46                    10994.12
  1995/02/28      10165.23                    11451.46
  1995/03/31      10438.65                    11648.68
  1995/04/30      10673.01                    11907.69
  1995/05/31      10878.07                    12112.44
  1995/06/30      12085.13                    12740.78
  1995/07/31      13331.93                    13474.67
  1995/08/31      13518.46                    13753.42
  1995/09/30      13862.06                    13999.04
  1995/10/31      13145.40                    13372.97
  1995/11/30      13322.11                    13934.83
  1995/12/31      12921.50                    14302.49
  1996/01/31      12702.49                    14287.16
  1996/02/29      13004.93                    14732.41
  1996/03/31      13244.79                    15032.31
  1996/04/30      14485.84                    15836.11
  1996/05/31      14976.00                    16460.16
  1996/06/30      14130.95                    15784.25
  1996/07/31      13091.43                    14405.60
  1996/08/31      13708.65                    15241.99
  1996/09/30      14293.37                    15837.64
  1996/10/31      13860.24                    15593.55
  1996/11/30      14434.14                    16236.07
  1996/12/31      14683.19                    16661.58
  1997/01/31      14748.16                    16994.56
  1997/02/28      14542.43                    16582.49
  1997/03/31      14001.01                    15800.03
  1997/04/30      14141.78                    15844.07
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Stock Fund on June 28, 1993, when the fund started, and a 3% sales charge was paid. As the chart shows, by April 30, 1997, the value of the investment would have grown to $14,142 - a 41.42% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,844 - a 58.44% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Concerns in March and April over
higher interest rates and the
possibility of weaker corporate
earnings provided the only
significant pause in the U.S. stock
market's upward climb during the
12 months that ended April 30, 1997.
The Standard & Poor's 500 Index
returned 25.13% during the period
- well above its long-term
average of about 11%. The stock
market spent much of the period
breaking price and trading volume
records. Solid corporate earnings,
large inflows into mutual funds,
widespread optimism, moderate
economic growth, low inflation and
a generally favorable interest rate
environment propelled share
prices higher. In February,
however, Federal Reserve Board
Chairman Alan Greenspan
indicated the Fed's inclination to
raise short-term interest rates to
head off inflation that might be
caused by a tight labor market.
Because higher interest rates tend
to slow economic growth and
increase borrowing costs, the stock
market faltered as the Fed's
March 25 Open Market
Committee approached. At that
meeting, the Fed raised a key
short-term interest rate. The stock
market, already at historically high
valuations following sizable gains,
reacted coolly. It sold off sharply
through mid-April, when positive
news on the inflation front
emerged. The market recovered
from that point, almost regaining
the peak it had reached in March,
when the Dow Jones Industrial
Average closed above 7000 for
the first time.
An interview with Brad Lewis, Portfolio Manager of Fidelity Small Cap Stock
Fund
Q. HOW DID THE FUND PERFORM, BRAD?
A. In a very difficult investing environment for the small-cap universe, the fund had a return of -2.38% for the one-year period that ended April 30, 1997, while the small cap funds average was down -3.05%, according to Lipper Analytical Services.
Q. WHAT AFFECTED THE FUND'S PERFORMANCE OVER THE PAST YEAR?
A. There were two factors primarily. First, virtually the entire small-cap universe of stocks continued to lag the broader market, which has been led upwards over the past year or two by a relatively small number of very large-capitalization stocks - what some refer to as the "super-caps." The Russell 2000 Index, which measures small-cap performance, was flat over the past year, while the larger-cap-oriented Standard & Poor's 500 Index rose more than 25%. Second, the fund's assets grew 47% from $450 million on March 31, 1996, to $663 million on May 31, 1996 - the very beginning of the one-year period we're covering in this report. Then, from June 1, 1996, through the end of the period on April 30, 1997, the fund's assets were down 32%. Over this time, small-cap stocks have had incredible bid-ask spreads - meaning the difference in prices at which stockholders were willing to buy and sell their shares. Hence, the substantial trading necessary to accommodate the volatile fund sales and redemptions was costly and affected performance.
Q. THE FUND HAD APPROXIMATELY 28% OF ITS HOLDINGS IN THE FINANCE SECTOR AT THE END OF THE PERIOD, UP FROM 22% SIX MONTHS AGO AND 18% 12 MONTHS AGO . .
 .
A. These holdings are low-beta stocks, meaning they're relatively less volatile than other stocks. In this environment, I've deemed it prudent to have about 28% in financial services stocks, including insurance companies and banks, rather than in semiconductor capital equipment stocks, for example. Investors should understand, however, that this was not a deliberate strategy of risk reduction; instead, my quantitative analysis showed that financial stocks at the end of the period offered some of the best expected returns.
Q. DID ANY INDIVIDUAL HOLDINGS HAVE A SIGNIFICANT IMPACT ON THE FUND'S PERFORMANCE?
A. Two retail companies that were among the fund's largest holdings at the end of the period helped the fund.
Ross Stores, the fund's largest position at the end of the period, was up about 65% over the past year and 35% since the previous report six months ago. Tiffany, the high-end jeweler, was up over 20% for the year. In the technology area, Stratus Computer, a manufacturer of fault-tolerant computers, appreciated strongly over the period, as did energy companies Parker & Parsley Petroleum and Zeigler Coal Holding. However, this fund is very broadly diversified and even its largest holdings are relatively small positions.
Q. WHAT HOLDINGS DETRACTED FROM PERFORMANCE?
A. I'd say one of the most significant was the Money Store, which was down about 14% for the year. Like many second-tier lenders, the Money Store felt the effects of the crash of Mercury Finance during the period.
Q. WHAT'S YOUR OUTLOOK FOR THE FUTURE?
A. I'm not that optimistic about where the equities markets are headed. In fact, I think there's a better-than-even chance that the long bond will beat the equities markets over the next six to 12 months. At some point - and I don't know if it will be tomorrow or six or nine months from now - this large-cap-led market will likely change its course and small-caps will rise to the top. In the meantime, I'm going to stick to my investment disciplines of quantitative and fundamental analysis, searching for undervalued stocks with the potential for strong returns.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: capital appreciation
by investing mainly in equity
securities of companies with
small market capitalizations
that the manager determines
through both fundamental
and technical analysis to be
undervalued compared to
others in their industries
FUND NUMBER: 336
TRADING SYMBOL: FDSCX
START DATE: June 28, 1993
SIZE: as of April 30, 1997,
more than $450 million
MANAGER: Bradford Lewis,
since inception; manager,
Fidelity Disciplined Equity
Fund, since 1988; Fidelity
Stock Selector, since 1990;
joined Fidelity in 1985
(checkmark)
BRAD LEWIS ON THE USE OF AN
OPTIMIZER TO HELP MANAGE THE
FUND:
"Most of my research is
oriented toward forecasting
the returns of more than
3,000 stocks. Once the
forecasts are done I have to
buy and sell stocks. The
easiest way to build a portfolio
would be to buy the top 100
stocks ranked by my forecast,
but that could result in a
non-diversified portfolio that
could cost a lot to trade.
These problems can be
overcome by using a
computer program called an
optimizer. I program the
optimizer with the maximum
size that a position should be
in the portfolio, measured by
percent of the fund and by
trading volume. The optimizer
also can set the minimum and
maximum exposure to
industry groups. After
programming in the
constraints, the optimizer
maximizes the portfolio's
forecast return, creating a
liquid, diversified portfolio that
has a bias toward stocks that
my valuation research
considers attractive."
DISTRIBUTIONS
A total of .42% of the
dividends distributed during
the fiscal year was derived
from interest on U.S.
Government securities which
is generally exempt from state
income tax.
A total of 22% of the dividends
distributed during the fiscal
year qualifies for the
dividends-received deduction
for corporate shareholders.
The fund will notify
shareholders in January 1998
of these percentages for use
in preparing 1997 income tax
returns.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

Ross Stores, Inc.                 4.1            2.5

Parker & Parsley Petroleum Co.    1.5            1.1

Tiffany & Co., Inc.               1.5            1.1

Zeigler Coal Holding Co.          1.3            0.5

Westpoint Stevens, Inc. Class A   1.3            0.4

Money Store, Inc.                 1.1            1.1

Symantec Corp.                    1.0            0.0

Stratus Computer, Inc.            1.0            0.0

CMAC Investments                  1.0            0.7

City National Corp.               1.0            0.6

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

Finance              28.5           22.0

Retail & Wholesale   10.1           8.3

Technology           8.6            8.9

Energy               6.0            6.5

Durables             5.8            5.5

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 11.3
Row: 1, Col: 2, Value: 44.0
Row: 1, Col: 3, Value: 44.7
Stocks 84.5%
Short-term
investments 15.5%
FOREIGN
INVESTMENTS 2.1%
Stocks 88.7%
Short-term
investments 11.3%
FOREIGN
INVESTMENTS 8.3%
Row: 1, Col: 1, Value: 15.5
Row: 1, Col: 2, Value: 40.0
Row: 1, Col: 3, Value: 44.5
*
**
11.
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 0.5%
Doncasters PLC sponsored ADR  4,000 $ 90,000
GenCorp, Inc.   127,000  2,381,250
  2,471,250
DEFENSE ELECTRONICS - 0.8%
Logicon, Inc.   62,000  2,464,500
Tracor, Inc. (a)  50,000  1,087,500
  3,552,000
TOTAL AEROSPACE & DEFENSE   6,023,250
BASIC INDUSTRIES - 4.0%
CHEMICALS & PLASTICS - 2.2%
Carbide/Graphite Group, Inc. (The) (a)  12,000  271,500
Cytec Industries, Inc. (a)  62,400  2,347,800
Ferro Corp.   23,000  715,875
Foamex International, Inc. (a)  156,000  2,242,500
Fuller (H.B.) Co.   75,552  4,051,476
Tredegar Industries, Inc.   150  6,919
  9,636,070
IRON & STEEL - 0.3%
Cleveland Cliffs, Inc.   20,000  847,500
National Steel Corp. Class B (a)  51,000  503,625
Steel Dynamics, Inc. (a)  9,000  175,500
  1,526,625
METALS & MINING - 0.6%
AFC Cable Systems, Inc. (a)  10,000  220,000
Encore Wire Corp. (a)  15,000  285,000
Reliance Steel & Aluminum Co.   14,000  446,250
Special Metals Corp.   2,000  28,250
Superior Telecom, Inc. (a)  16,000  344,000
Wolverine Tube, Inc. (a)  48,000  1,248,000
  2,571,500
PAPER & FOREST PRODUCTS - 0.9%
Fibreboard Corp. (a)  63,000  2,315,250
Mail-Well, Inc. (a)  21,000  574,875
Mosinee Paper Corp.   30,000  1,215,000
  4,105,125
TOTAL BASIC INDUSTRIES   17,839,320
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - 5.4%
BUILDING MATERIALS - 2.2%
ACX Technologies, Inc. (a)  52,000 $ 994,500
Carlisle Companies, Inc.   46,000  1,293,750
Centex Construction Products, Inc.   21,100  390,350
Congoleum Corp. Class A (a)  15,000  176,250
Insilco Corp. (a)  28,000  1,043,000
Lilly Industrial Coatings, Inc. Class A (a)  13,000  225,875
Lone Star Industries, Inc.   72,000  2,844,000
Medusa Corp.   15,000  568,125
Ply-Gem Industries, Inc.   42,000  535,500
Southdown, Inc.   43,000  1,553,375
  9,624,725
CONSTRUCTION - 1.0%
American Homestar Corp.   16,000  260,000
Cavalier Homes, Inc.   78,000  770,250
Centex Corp.   70,000  2,520,000
Continental Homes Holding Corp.   44,000  698,500
Crossman Communities, Inc. (a)  23,000  460,000
  4,708,750
ENGINEERING - 0.5%
Apogee Enterprises, Inc.   136,000  2,040,000
REAL ESTATE INVESTMENT TRUSTS - 1.7%
American Health Properties, Inc.   25,000  587,500
Amli Residential Properties Trust (SBI)   15,000  331,875
Arden Realty Group, Inc.   2,500  62,188
Avalon Properties, Inc.   30,000  791,250
Capstone Capital Corp.   23,000  517,500
Essex Property Trust, Inc.   16,000  468,000
Felcor Suite Hotels, Inc.   44,000  1,578,500
Healthcare Realty Trust, Inc.   15,000  388,125
Irvine Apartment Communities, Inc.   17,000  454,750
Oasis Residential, Inc.   33,000  734,250
Sovran Self Storage, Inc.   15,000  423,750
Storage Trust Realty (SBI)  19,000  456,000
Taubman Centers, Inc.   36,000  454,500
Urban Shopping Centers, Inc.   13,000  367,250
  7,615,438
TOTAL CONSTRUCTION & REAL ESTATE   23,988,913
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - 5.8%
AUTOS, TIRES, & ACCESSORIES - 1.4%
Arvin Industries, Inc.   47,000 $ 1,222,000
Borg-Warner Automotive, Inc.   32,000  1,344,000
Circuit City Stores, Inc. - CarMax Group  2,000  30,000
Intermet Corp.   42,000  519,750
Mascotech, Inc.   57,000  1,090,125
SPX Corp.   15,000  819,375
Smith (A.O.) Corp. Class B  23,000  799,250
Standard Products Co.   21,000  459,375
  6,283,875
HOME FURNISHINGS - 0.8%
Chromcraft Revington, Inc. (a)  20,000  552,500
Ethan Allen Interiors, Inc.   50,000  2,212,500
O'Sullivan Industries Holdings, Inc. (a)  50,300  679,050
  3,444,050
TEXTILES & APPAREL - 3.6%
Culp, Inc.   20,000  355,000
Delta Woodside Industries, Inc. (a)  30,000  172,500
Dexter Corp.   32,000  956,000
Fieldcrest Cannon, Inc. (a)  25,000  450,000
Kellwood Co.   40,000  950,000
Mohawk Industries, Inc. (a)  111,000  2,483,625
Phillips-Van Heusen Corp.   79,000  1,036,875
St. John Knits, Inc.   40,000  1,535,000
Vans, Inc. (a)  34,000  327,250
Westpoint Stevens, Inc. Class A (a)  144,000  5,634,000
Wolverine World Wide, Inc.   57,000  2,294,250
  16,194,500
TOTAL DURABLES   25,922,425
ENERGY - 6.0%
COAL - 1.3%
Zeigler Coal Holding Co.   233,000  5,854,125
ENERGY SERVICES - 2.6%
Cliffs Drilling Co. (a)  35,000  2,135,000
Energy Ventures, Inc. (a)  20,000  1,337,500
Marine Drilling Companies, Inc. (a)  180,000  2,835,000
Maverick Tube Corp. (a)  69,000  1,509,375
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
ENERGY SERVICES - CONTINUED
Pool Energy Services Co. (a)  59,000 $ 767,000
Seacor Holdings, Inc. (a)  31,000  1,333,000
UTI Energy Corp. (a)  66,000  1,773,750
  11,690,625
OIL & GAS - 2.1%
Monterey Resources, Inc.   5,000  76,250
Parker & Parsley Petroleum Co.   203,000  6,699,000
Snyder Oil Corp.   58,000  920,750
Veritas DGC, Inc. (a)  87,000  1,674,750
  9,370,750
TOTAL ENERGY   26,915,500
FINANCE - 28.5%
BANKS - 7.0%
Barnett Banks, Inc.   54,510  2,664,176
CCB Financial Corp.   53,000  3,597,375
City National Corp.   189,500  4,334,813
Cullen Frost Bankers, Inc.   28,000  980,000
Imperial Bancorp (a)  85,800  2,016,300
Magna Group, Inc.   94,000  2,902,250
National Commerce Bancorp.   15,000  641,250
North Fork Bancorp., Inc.   82,000  3,249,250
ONBANCorp, Inc.   70,000  3,421,250
One Valley Bancorp West Virginia, Inc.   28,750  1,103,281
Peoples Heritage Financial Group, Inc.   37,000  1,160,875
Silicon Valley Bancshares (a)  25,000  875,000
Trans Financial, Inc.   25,000  581,250
UAB Financial Corp.   22,050  854,438
USBANCORP, Inc. Pennsylvania  22,000  995,500
Westamerica Bancorporation  30,000  1,957,500
  31,334,508
CLOSED END INVESTMENT COMPANY - 8.2%
Alliance Global Environment Fund  60,000  877,500
Austria Fund, Inc.   301,400  2,674,925
Brazil Fund, Inc.   46,000  1,173,000
Central European Equity Fund  101,284  2,266,230
Chile Fund, Inc.   29,000  703,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - CONTINUED
Emerging Germany Fund, Inc.   317,500 $ 2,817,813
Emerging Markets Infrastructure Fund, Inc.   100,300  1,203,600
Emerging Markets Telecommunication Fund, Inc.   21,000  346,500
First Australia Fund, Inc.   33,000  280,500
First Philippine Fund  25,000  340,625
GT Global Developing Markets Fund  225,000  2,671,875
GT Global Eastern Europe Fund  30,260  446,335
Global Health Sciences Fund  15,000  225,000
Growth Fund of Spain, Inc.   260,000  3,380,000
Italy Fund, Inc. (The)  170,000  1,508,750
Malaysia Fund, Inc.   25,000  378,125
Morgan Stanley Emerging Markets Fund, Inc.   46,000  736,000
Morgan Stanley Asia-Pacific Fund, Inc.   50,000  487,500
New Germany Fund, Inc. (The)  300,000  4,312,500
Portugal Fund, Inc.   10,000  155,000
Schroder Asian Growth Fund, Inc.   37,904  431,158
Scudder New Europe Fund, Inc.   28,000  420,000
Scudder New Asia Fund, Inc.   22,000  280,500
Singapore Fund, Inc.   19,000  206,625
Southern Africa Fund, Inc.   25,200  422,100
Spain Fund, Inc.   200,000  2,475,000
TCW/DW Emerging Markets Opportunities Trust (SBI)  235,000  3,113,750
Taiwan Fund, Inc.   55,000  1,381,875
Templeton Dragon Fund, Inc.   45,000  663,750
  36,379,786
CREDIT & OTHER FINANCE - 3.5%
Aames Financial Corp.   225,525  3,467,447
AmeriCredit Corp. (a)  190,900  2,744,188
Cash America Investments, Inc.   12,000  106,500
Consumer Portfolio Services, Inc. (a)  34,000  263,500
HealthCare Financial Partners, Inc.   17,000  204,000
Money Store, Inc.   223,500  4,833,188
RCSB Financial, Inc.   103,000  3,064,250
Triad Guaranty, Inc. (a)  31,500  1,008,000
  15,691,073
INSURANCE - 5.1%
American Heritage Life Investment Corp.   15,000  378,750
CMAC Investments  117,600  4,468,800
Capital Re Corp.   38,000  1,505,750
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Delphi Financial Group, Inc. Class A (a)  52,200 $ 1,853,100
Executive Risk, Inc.   17,000  769,250
First American Financial Corp.   8,000  255,000
Fremont General Corp.   33,000  928,125
Frontier Insurance Group, Inc.  11,000  566,500
Guaranty National Corp.   50,000  950,000
Horace Mann Educators Corp.   39,000  1,828,125
Life RE Corp.   25,000  965,625
MFC Bancorp Ltd. (a)  107,500  645,000
Navigators Group, Inc. (a)  20,000  350,000
Orion Capital Corp.   13,000  814,125
Philadelphia Consolidated Holding Corp. (a)  52,000  1,547,000
RLI Corp.   13,000  420,875
Reinsurance Group of America, Inc.   20,000  995,000
Security-Connecticut Corp.   52,000  2,398,500
Vesta Insurance Group Corp.   32,000  1,336,000
  22,975,525
SAVINGS & LOANS - 4.5%
Albank Financial Corp.   54,000  1,971,000
Astoria Financial Corp.   13,600  532,100
California Federal Bank FSB (a):
contingent litigation recovery rights   24,640  378,840
 secondary contingent litigation recovery
 participation interest  38,540  597,370
California Financial Holding Co.   19,000  554,563
CenFed Financial Corp.   39,305  1,120,193
CitFed Bancorp, Inc.   22,500  742,500
Coast Savings Financial, Inc. (a)  48,000  1,932,000
First Financial Corp. of Wisconsin  25,000  659,375
First Liberty Financial Corp.   7,500  159,375
First Republic Bancorp, Inc. (a)  30,000  626,250
FirstFed Financial Corp. (a)  15,000  350,625
Glendale Federal Bank FSB (a)  103,000  2,562,125
Haven Bancorp., Inc.   59,000  1,880,625
Security Capital Corp.   41,000  3,649,000
Sovereign Bancorp., Inc.   72,000  882,000
Washington Federal, Inc.   55,700  1,336,800
  19,934,741
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.2%
Legg Mason, Inc.   19,000 $ 902,500
TOTAL FINANCE   127,218,133
HEALTH - 3.6%
DRUGS & PHARMACEUTICALS - 0.2%
Vivus, Inc. (a)  30,000  1,108,125
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
Datascope Corp. (a)  34,000  612,000
EMPI, Inc. (a)  31,800  556,500
  1,168,500
MEDICAL FACILITIES MANAGEMENT - 3.1%
Inphynet Medical Management, Inc. (a)  21,000  483,000
NovaCare, Inc. (a)  200,000  2,275,000
Regency Health Services, Inc. (a)  60,000  630,000
Rotech Medical Corp. (a)  182,000  2,866,500
Sun Healthcare Group (a)  211,000  2,980,375
Transitional Hospitals Corp. (a)  147,000  1,470,000
Universal Health Services, Inc. Class B (a)  81,000  3,067,875
  13,772,750
TOTAL HEALTH   16,049,375
INDUSTRIAL MACHINERY & EQUIPMENT - 4.8%
ELECTRICAL EQUIPMENT - 1.1%
American Power Conversion Corp. (a)  1,200  23,100
AMETEK, Inc.   30,000  671,250
Charter Power Systems, Inc.   35,000  997,500
Kuhlman Corp.   18,000  454,500
MagneTek, Inc. (a)  73,000  1,222,750
Powerwave Technologies, Inc.   100,000  1,662,500
  5,031,600
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
BW/IP Holdings, Inc. Class A  71,000  1,153,750
Commercial Intertech Corp.   135,000  1,603,125
Donaldson Co., Inc.   32,000  1,096,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Gardner Denver Machinery, Inc. (a)  64,000 $ 1,456,000
Kaydon Corp.   21,000  929,250
Keystone International, Inc.   48,000  948,000
Lindsay Manufacturing Co.   15,000  427,500
Manitowoc Co., Inc.   70,000  2,835,000
Robbins & Myers, Inc.   40,000  1,100,000
Watts Industries, Inc. Class A  110,000  2,805,000
  14,353,625
POLLUTION CONTROL - 0.5%
Zurn Industries, Inc.   78,000  1,930,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   21,315,725
MEDIA & LEISURE - 1.5%
BROADCASTING - 0.0%
Smartalk Teleservices, Inc. (a)  8,000  86,000
ENTERTAINMENT - 0.1%
GC Companies, Inc. (a)  6,000  240,750
LEISURE DURABLES & TOYS - 0.1%
K2, Inc.   16,000  418,000
LODGING & GAMING - 0.1%
Colonial Downs Holdings, Inc. Class A  4,000  28,500
Homegate Hospitality, Inc.   100,000  650,000
  678,500
PUBLISHING - 0.1%
McClatchy Newspapers, Inc. Class A  12,500  314,063
Score Board, Inc. (a)  28,471  32,030
  346,093
RESTAURANTS - 1.1%
CKE Restaurants, Inc.   56,000  1,099,000
Foodmaker, Inc. (a)  161,000  1,750,875
Morton's Restaurant Group, Inc. (a)  20,000  302,500
Ryan's Family Steak Houses, Inc. (a)  90,000  798,750
Sbarro, Inc.   32,000  904,000
  4,855,125
TOTAL MEDIA & LEISURE   6,624,468
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - 2.6%
BEVERAGES - 0.2%
Coors (Adolph) Co. Class B  33,000 $ 754,875
FOODS - 0.7%
Chiquita Brands International, Inc.   88,000  1,265,000
Morningstar Group, Inc. (a)  20,000  485,000
Universal Foods Corp.   46,000  1,621,500
  3,371,500
HOUSEHOLD PRODUCTS - 0.5%
Aptargroup, Inc.   6,000  240,000
Brady (W.H.) Co. Class A  13,000  326,625
Guest Supply, Inc. (a)  24,000  228,000
Paragon Trade Brands, Inc. (a)  81,000  1,296,000
  2,090,625
TOBACCO - 1.2%
Dimon, Inc.   57,000  1,125,750
Swisher International Group, Inc. Class A  139,000  2,189,250
Universal Corp.   78,000  2,184,000
  5,499,000
TOTAL NONDURABLES   11,716,000
RETAIL & WHOLESALE - 10.1%
APPAREL STORES - 4.9%
American Eagle Outfitters, Inc. (a)  34,000  403,750
Buckle, Inc. (The) (a)  40,000  590,000
Burlington Coat Factory Warehouse Corp. (a)  70,000  1,330,000
Dress Barn, Inc. (a)  60,000  832,500
Hibbett Sporting Goods, Inc.   3,000  48,000
Ross Stores, Inc.   658,000  18,506,250
  21,710,500
APPLIANCE STORES - 0.3%
Cellstar Corp. (a)  55,000  1,320,000
GENERAL MERCHANDISE STORES - 1.2%
Family Dollar Stores, Inc.   135,000  3,526,875
MacFrugals Bargains Closeouts, Inc. (a)  56,000  1,638,000
  5,164,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.9%
Fleming Companies, Inc.   110,000 $ 1,787,500
Riser Foods, Inc. Class A  15,000  519,375
Smith's Food & Drug Center, Inc.   57,000  1,909,500
  4,216,375
RETAIL & WHOLESALE, MISCELLANEOUS - 2.8%
Damark International, Inc. Class A (a)  70,000  647,500
Guitar Center, Inc.   6,000  84,750
Land's End, Inc. (a)  80,000  2,140,000
Pier 1 Imports, Inc.   157,000  3,100,750
Tiffany & Co., Inc.   168,000  6,657,000
  12,630,000
TOTAL RETAIL & WHOLESALE   45,041,750
SERVICES - 1.3%
ADVERTISING - 0.2%
ADVO, Inc. (a)  57,000  691,125
EDUCATIONAL SERVICES - 0.1%
Educational Medical, Inc.   80,000  680,000
LEASING & RENTAL - 0.0%
Hertz Corp. Class A  2,000  58,000
PRINTING - 0.5%
New England Business Service, Inc.   29,000  764,875
Valassis Communications, Inc. (a)  62,000  1,519,000
  2,283,875
SERVICES - 0.5%
Franklin Quest Co. (a)  54,000  1,140,750
Personnel Group of America, Inc. (a)  40,000  960,000
  2,100,750
TOTAL SERVICES   5,813,750
TECHNOLOGY - 8.6%
COMMUNICATIONS EQUIPMENT - 1.2%
Dynatech Corp. (a)  60,000  2,085,000
Jabil Circuit, Inc. (a)  69,000  3,337,875
  5,422,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - 2.9%
Award Software International, Inc.   50,000 $ 581,250
Black Box Corp. (a)  12,900  304,763
Computer Task Group, Inc.   18,000  776,250
DR Solomons Group PLC sponsored ADR  23,000  531,875
Inacom Corp. (a)  120,000  2,655,000
Qualix Group, Inc.   23,500  146,875
Rainbow Technologies, Inc. (a)  26,000  380,250
SPSS, Inc. (a)  23,000  609,500
STB Systems, Inc. (a)  15,000  380,625
Santa Cruz Operation, Inc. (a)  43,000  198,875
Symantec Corp. (a)  313,000  4,499,375
Systems & Computer Technology Corp. (a)  15,000  296,250
Template Software, Inc.   2,000  16,750
Viewlogic Systems, Inc. (a)  43,000  602,000
Wall Data, Inc. (a)  43,000  900,313
  12,879,951
COMPUTERS & OFFICE EQUIPMENT - 1.5%
Accent Color Sciences, Inc.   75,000  496,875
Miami Computer Supply Corp.   45,000  410,625
Microtouch Systems, Inc. (a)  58,000  1,239,750
Stratus Computer, Inc. (a)  115,000  4,470,625
  6,617,875
ELECTRONIC INSTRUMENTS - 1.1%
Fisher Scientific International, Inc.   31,000  1,313,625
Fluke Corp.   33,000  1,489,125
Waters Corp. (a)   72,000  2,133,000
  4,935,750
ELECTRONICS - 1.9%
Dallas Semiconductor Corp.   110,000  4,015,000
Esterline Technologies Corp. (a)  30,000  847,500
Griffon Corp. (a)  35,100  425,588
Innovex, Inc.   30,700  982,400
Rexel, Inc. (a)  141,000  2,485,125
  8,755,613
TOTAL TECHNOLOGY   38,612,064
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - 1.7%
AIR TRANSPORTATION - 0.6%
Alaska Air Group, Inc. (a)  60,000 $ 1,492,500
Atlantic Coast Airlines, Inc. (a)  20,000  245,000
Mesaba Holdings, Inc. (a)  20,000  247,500
Midwest Express Holdings, Inc. (a)  15,000  618,750
  2,603,750
SHIPPING - 0.5%
Kirby Corp. (a)  103,000  1,879,750
OMI Corp. (a)  39,000  390,000
  2,269,750
TRUCKING & FREIGHT - 0.6%
Expeditors International of Washington, Inc.   35,000  875,000
Harper Group  13,000  305,500
Rollins Truck Leasing Corp.   45,000  590,625
Yellow Corp. (a)  42,000  808,500
  2,579,625
TOTAL TRANSPORTATION   7,453,125
UTILITIES - 3.5%
ELECTRIC UTILITY - 1.3%
Central Hudson Gas & Electric Corp.   22,000  676,500
Central Louisiana Electric Co., Inc.   58,000  1,486,250
Orange & Rockland Utilities, Inc.   12,000  375,000
Public Service Co. of New Mexico  100,000  1,662,500
TNP Enterprises, Inc.   34,000  714,000
Tucson Electric Power Co.   78,400  1,117,200
  6,031,450
GAS - 2.1%
Aquila Gas Pipeline Corp.   24,700  348,888
MDU Resources Group, Inc.   57,800  1,343,850
Northwest Natural Gas Co.   31,500  763,875
ONEOK, Inc.   77,804  2,314,662
Southwest Gas Corp.   58,000  964,250
Tejas Gas Corp. (a)  29,000  1,203,500
UGI Corp.   100,000  2,275,000
  9,214,025
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.1%
Viatel, Inc. (a)  50,000 $ 312,500
TOTAL UTILITIES   15,557,975
TOTAL COMMON STOCKS
(Cost $341,406,646)   396,091,773
CASH EQUIVALENTS - 11.3%

Taxable Central Cash Fund (b) (Cost $50,270,434)  50,270,434  50,270,434
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $391,677,080)  $ 446,362,207
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $391,796,408. Net unrealized appreciation aggregated $54,565,799, of which $69,742,627 related to appreciated investment securities and $15,176,828 related to depreciated investment securities. The fund hereby designates approximately $2,908,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997

ASSETS

Investment in securities, at value (cost $391,677,080) -                  $ 446,362,207
See accompanying schedule

Receivable for investments sold                                            4,689,493

Receivable for fund shares sold                                            966,452

Dividends receivable                                                       276,885

Interest receivable                                                        119,802

Redemption fees receivable                                                 19

Other receivables                                                          271,302

 TOTAL ASSETS                                                              452,686,160

LIABILITIES

Payable for fund shares redeemed                            $ 1,652,711

Accrued management fee                                       188,077

Other payables and accrued expenses                          179,865

 TOTAL LIABILITIES                                                         2,020,653

NET ASSETS                                                                $ 450,665,507

Net Assets consist of:

Paid in capital                                                           $ 382,700,522

Undistributed net investment income                                        2,279,590

Accumulated undistributed net realized gain (loss) on                      11,000,268
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              54,685,127
investments

NET ASSETS, for 34,514,682 shares outstanding                             $ 450,665,507

NET ASSET VALUE and redemption price per share                             $13.06
($450,665,507 (divided by) 34,514,682 shares)

Maximum offering price per share (100/97.00 of $13.06)                     $13.46


STATEMENT OF OPERATIONS

 YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                        $ 3,559,095
Dividends

Interest                                                                  3,621,433

 TOTAL INCOME                                                             7,180,528

EXPENSES

Management fee                                             $ 3,582,980
Basic fee

 Performance adjustment                                     (589,830)

Transfer agent fees                                         1,756,289

Accounting fees and expenses                                316,067

Non-interested trustees' compensation                       3,341

Custodian fees and expenses                                 47,236

Registration fees                                           51,738

Audit                                                       29,145

Legal                                                       8,330

Miscellaneous                                               3,633

 Total expenses before reductions                           5,208,929

 Expense reductions                                         (282,464)     4,926,465

NET INVESTMENT INCOME                                                     2,254,063

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      5,669,463

 Foreign currency transactions                              14

 Futures contracts                                          5,564,907     11,234,384

Change in net unrealized appreciation (depreciation) on                   (32,500,724)
investment securities

NET GAIN (LOSS)                                                           (21,266,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ (19,012,277)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED       YEAR ENDED
                                                          APRIL 30,        APRIL 30,
                                                          1997             1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 2,254,063      $ 1,921,992
Net investment income

 Net realized gain (loss)                                  11,234,384       103,781,965

 Change in net unrealized appreciation (depreciation)      (32,500,724)     27,853,163

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (19,012,277)     133,557,120
FROM OPERATIONS

Distributions to shareholders                              (465,966)        (2,767,732)
From net investment income

 From net realized gain                                    (23,807,815)     (29,041,972)

 TOTAL DISTRIBUTIONS                                       (24,273,781)     (31,809,704)

Share transactions                                         341,395,048      797,374,193
Net proceeds from sales of shares

 Reinvestment of distributions                             24,127,354       31,586,673

 Cost of shares redeemed                                   (427,019,838)    (938,938,514)

 Redemption fees                                           875,845          67,458

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (60,621,591)     (109,910,190)
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (103,907,649)    (8,162,774)

NET ASSETS

 Beginning of period                                       554,573,156      562,735,930

 End of period (including undistributed net investment    $ 450,665,507    $ 554,573,156
income of $2,279,590 and $1,263,137, respectively)

OTHER INFORMATION
Shares

 Sold                                                      25,235,333       60,870,576

 Issued in reinvestment of distributions                   1,776,683        2,512,301

 Redeemed                                                  (32,432,593)     (74,948,283)

 Net increase (decrease)                                   (5,420,577)      (11,565,406)


FINANCIAL HIGHLIGHTS
      YEARS ENDED APRIL 30,                 JUNE 28, 1993
                                            (COMMENCEMEN
                                            T OF OPERATIONS)
                                            TO APRIL 30,

      1997                    1996   1995   1994


SELECTED PER-SHARE DATA

Net asset value, beginning of period    $ 13.89     $ 10.93     $ 10.61     $ 10.00

Income from Investment Operations

 Net investment income                   .06 F       .07         .05         .02

 Net realized and unrealized             (.39)       3.74        .28         .65
 gain (loss)

 Total from investment operations        (.33)       3.81        .33         .67

Less Distributions

 From net investment income              (.01)       (.08)       (.01)       -

 In excess of net investment income      -           -           -           (.02)

 From net realized gain                  (.51)       (.77)       -           -

 In excess of net realized gain          -           -           -           (.04)

 Total distributions                     (.52)       (.85)       (.01)       (.06)

Redemption fees added to paid            .02         -           -           -
in capital

Net asset value, end of period          $ 13.06     $ 13.89     $ 10.93     $ 10.61

TOTAL RETURN B, C                        (2.38)%     35.72%      3.12%       6.70%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period               $ 450,666   $ 554,573   $ 562,736   $ 661,804
(000 omitted)

Ratio of expenses to average net         .95%        1.01%       .97%        1.20% A
assets

Ratio of expenses to average net         .90% D      .99% D      .90% D      1.18% A,
assets after expense reductions                                              D

Ratio of net investment income to        .41%        .39%        .40%        .03% A
average net assets

Portfolio turnover rate                  176%        192%        182%        210% A

Average commission rate E               $ .0365


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Small Cap Stock Fund(the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $841,622,067 and $886,333,622, respectively.
The market value of futures contracts opened and closed during the period amounted to $333,406,497 and $338,971,404, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period,
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .35%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .55% of average net assets after the performance adjustment.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $517,712 on sales of shares of the fund.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .32% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $102,012 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $253,888 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $8,934 and $19,642, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Small Cap Stock Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Commonwealth Trust: Fidelity Small Cap Stock Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period June 28, 1993 (commencement of operations) to April 30, 1994. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Commonwealth Trust: Fidelity Small Cap Stock Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period June 28, 1993 (commencement of operations) to April 30, 1994, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1997

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bradford Lewis, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
FIDELITY SMALL CAP STOCK FUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109


TO THE SHAREHOLDERS:
The Board of Trustees of Fidelity Small Cap Stock Fund voted to pay on June 9, 1997, to shareholders of record at the opening of business on June 6, 1997, a distribution of $.25 derived from capital gains realized from sales of portfolio securities and $.05 derived from net investment income.
In the opinion of management, regardless of whether you took payments in cash or in additional shares, the distribution will be reportable for tax purposes for the year 1997. You will be notified at a later date as to the tax treatment of this distribution.
If your account is a Fidelity prototype retirement plan such as an Individual Retirement Account (IRA), a Keogh Plan, a 403(b), or a qualified pension or profit sharing plan, the above information is provided for informational purposes only and is not reportable for tax purposes in 1997.

FIDELITY SMALL CAP STOCK FUND
June 6, 1997

(2_FIDELITY_LOGOS)FIDELITY

LARGE CAP STOCK
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The managers' review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     19   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    23   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            28


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 1   LIFE OF
                                       YEAR     FUND

Fidelity Large Cap Stock               17.35%   37.91%

S&P 500 (registered trademark)         25.13%   53.43%

Growth Funds Average                   12.48%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on June 22, 1995. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the performance of the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 736 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997    PAST 1   LIFE OF
                                YEAR     FUND

Fidelity Large Cap Stock        17.35%   18.86%

S&P 500                         25.13%   25.88%

Growth Funds Average            12.48%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Large Cap Stock             SP Standard & Poor 500
             00338                       SP001
  1995/06/22      10000.00                    10000.00
  1995/06/30       9870.00                    10019.95
  1995/07/31      10260.00                    10352.21
  1995/08/31      10330.00                    10378.20
  1995/09/30      10720.00                    10816.16
  1995/10/31      10590.00                    10777.54
  1995/11/30      10990.00                    11250.68
  1995/12/31      11079.92                    11467.37
  1996/01/31      11420.84                    11857.71
  1996/02/29      11621.38                    11967.64
  1996/03/31      11661.49                    12082.88
  1996/04/30      11751.73                    12260.99
  1996/05/31      12022.46                    12577.20
  1996/06/30      12092.09                    12625.12
  1996/07/31      11488.55                    12067.34
  1996/08/31      11859.14                    12321.84
  1996/09/30      12653.28                    13015.31
  1996/10/31      12843.88                    13374.27
  1996/11/30      13786.26                    14385.24
  1996/12/31      13467.54                    14100.26
  1997/01/31      14145.76                    14981.25
  1997/02/28      13919.69                    15098.70
  1997/03/31      13219.93                    14478.30
  1997/04/30      13790.50                    15342.65
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $13,791 - a 37.91% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,343 - a 53.43% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Concerns in March and April over
higher interest rates and the
possibility of weaker corporate
earnings provided the only
significant pause in the U.S. stock
market's upward climb during the
12 months that ended April 30, 1997.
The Standard & Poor's 500 Index
returned 25.13% during the period
- well above its long-term
average of about 11%. The stock
market spent much of the period
breaking price and trading volume
records. Solid corporate earnings,
large inflows into mutual funds,
widespread optimism, moderate
economic growth, low inflation and
a generally favorable interest rate
environment propelled share
prices higher. In February,
however, Federal Reserve Board
Chairman Alan Greenspan
indicated the Fed's inclination to
raise short-term interest rates to
head off inflation that might be
caused by a tight labor market.
Because higher interest rates tend
to slow economic growth and
increase borrowing costs, the stock
market faltered as the Fed's
March 25 Open Market
Committee approached. At that
meeting, the Fed raised a key
short-term interest rate. The stock
market, already at historically high
valuations following sizable gains,
reacted coolly. It sold off sharply
through mid-April, when positive
news on the inflation front
emerged. The market recovered
from that point, almost regaining
the peak it had reached in March,
when the Dow Jones Industrial
Average closed above 7000 for
the first time.
An interview with Thomas Sprague, Portfolio Manager of Fidelity Large Cap Stock Fund
Q. HOW DID THE FUND PERFORM, TOM?
A. For the 12 months that ended April 30, 1997, the fund had a return of 17.35%. The Standard & Poor's 500 Index returned 25.13% over the same period, while the growth funds average - as tracked by Lipper Analytical Services - returned 12.48%.
Q. WHAT FACTORS CONTRIBUTED TO THE RETURN DIFFERENCES BETWEEN THE FUND AND ITS INDEX AND PEER GROUP?
A. The environment over the past 12 months has been very favorable for the stock market. Returns across the board have been strong due to a combination of good earnings growth and stable interest rates, two of the primary drivers behind stock performance. Another factor - and this helps explain the difference in return between the fund and the S&P 500 - has been the amazing "narrowness" of the market. By that I mean that a select group of the mega-cap stocks - including names like Microsoft, Coca-Cola, General Electric and Intel - drastically outperformed the general large-cap universe. As these companies grew in market value, their weighting in the index grew as well. With respect to the Lipper group, the difference in return may be attributable to the fact that the fund's average market capitalization - the overall market value of the companies held in the portfolio - was higher than that of the average growth fund. Because of this, the large-cap rally helped the fund post a higher return.
Q. HOW DID THIS ENVIRONMENT HURT THE FUND? DID IT HELP IN ANY WAY?
A. The fund had positions in each of the stocks I mentioned above, but was underweighted relative to the index. The reason for this can be traced to my valuation methodology. When I'm looking at stocks, I try to stick to my discipline of finding companies with attractive valuations and good earnings growth prospects. While I felt the valuations of these mega-caps was excessive, the market apparently thought otherwise. One indirect benefit of this narrowness is that the relative price-to-earnings to growth ratio of the fund's holdings became more attractive. As mega-cap valuations soared, it created more opportunities in the large- and medium-large cap areas. Thus, the growth rates of the stocks I owned at the end of the period had not been fully discounted by the market, leaving them room to grow.
Q. WHAT OTHER FACTORS CONTRIBUTED TO PERFORMANCE?
A. Two other specific factors affecting return were the fund's positions in technology and finance stocks. In terms of technology, I didn't own enough of the mega-cap names such as Microsoft and Intel relative to the index. Additionally, the fund's stake in networking stocks - those that link together communications equipment - proved disappointing as a short-term earnings slowdown occurred. The flip side was the financial services area. In conjunction with the stable interest rate environment, many financial services companies had attractive price-to-earnings ratios and showed signs of positive earnings growth.
Q. WHICH INDIVIDUAL STOCKS CONTRIBUTED POSITIVELY TO PERFORMANCE? WHICH
ONES HURT?
A. Stocks that performed well included Halliburton and Schlumberger - two companies that provide drilling equipment to oil and gas companies. The fund's position in Allstate also reacted positively as the company addressed its hurricane risk exposure in Florida and its earthquake risk in California. Disappointments included CSX, a large railroad company, and Ascend Communications. Both companies were involved in separate acquisitions that the market deemed illogical.
Q. WHAT'S YOUR OUTLOOK?
A. I believe two factors have the most influence on a stock's performance: interest rates and earnings growth. When rates are falling, the market generally prospers. When rates are up, the market suffers. When earnings are up, the market is smiling. When they're down, the smile is replaced by a frown. Since I'm not making investment decisions based on interest rate direction, I'll continue to emphasize earnings growth. This strategy may lead me to the technology area - where certain segments of the networking sector appear poised to grow - as well as to the health care sector, where I feel earnings growth could be healthy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek long-term
growth of capital by
investing in companies with
market capitalizations
greater than $1 billion at
the time of investment
FUND NUMBER: 338
TRADING SYMBOL: FLCSX
START DATE: June 22, 1995
SIZE: as of April 30, 1997,
more than $117 million
MANAGER: Tom Sprague,
since March 1996; manager,
Fidelity Advisor Large Cap
Stock Fund, since 1996;
joined Fidelity in 1989
(checkmark)
TOM SPRAGUE ON THE
IMPORTANCE OF EARNINGS
GROWTH:
"I can't stress how important
earnings growth is to my
investing discipline. From
1978 to 1995, the companies
that grew their earnings the
fastest outperformed the
slower earnings-growth
companies in all but two
years. To me, this illustrates
the strong influence of
earnings growth on a stock's
performance. Finding those
companies that are or have
the potential to grow their
earnings quickly depends on
a number of factors, most
notably the industry in which
that company operates. Unit
growth is essential. While the
big automakers don't have
much room for unit growth,
companies in the technology
and health care sectors spend
lots of money on research and
development in their quest of
developing products that are
faster, such as PCs, or better,
such as a new and exciting
drug. Good earnings growth
can also come from
companies with low cost
structures. Our goal is to find
companies that are on the
cusp of increasing their
earnings, so we have analysts
combing the countryside for
opportunities. If I can get the
earnings part of my strategy
right, there's a good chance
the fund will generate nice
returns."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                 % OF FUND'S   % OF FUND'S
                                 INVESTMENTS   INVESTMENTS
                                               IN THESE STOCKS
                                               6 MONTHS AGO

General Electric Co.             2.0           2.0

Phillip Morris Companies, Inc.   1.8           1.3

Owens-Illinois, Inc.             1.7           1.3

American Home Products Corp.     1.6           1.4

Allstate Corp.                   1.6           1.3

NationsBank Corp.                1.6           1.3

Marriott International, Inc.     1.5           0.6

Adaptec, Inc.                    1.4           1.5

Tyco International Ltd.          1.4           1.0

SBC Communications, Inc.         1.4           0.8

TOP FIVE MARKET SECTORS AS OF APRIL 30, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Technology                         16.0           19.1

Health                             13.4           12.7

Finance                            12.0           11.8

Retail & Wholesale                 8.4            9.9

Industrial Machinery & Equipment   7.4            4.6

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **
Row: 1, Col: 1, Value: 6.0
Row: 1, Col: 2, Value: 50.0
Row: 1, Col: 3, Value: 44.0
Stocks  91.4%

Short-term
investments 8.6%

FOREIGN
INVESTMENTS 3.3%
Stocks  94.0%

Short-term
investments 6.0%

FOREIGN
INVESTMENTS 3.5%
Row: 1, Col: 1, Value: 8.6
Row: 1, Col: 2, Value: 91.40000000000001
*
**
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 94.0%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.4%
AEROSPACE & DEFENSE - 2.2%
AlliedSignal, Inc.   13,400 $ 968,150
Boeing Co.   7,500  739,688
Lockheed Martin Corp.   9,580  857,410
  2,565,248
SHIP BUILDING & REPAIR - 0.2%
General Dynamics Corp.   4,200  299,250
TOTAL AEROSPACE & DEFENSE   2,864,498
BASIC INDUSTRIES - 3.6%
CHEMICALS & PLASTICS - 1.5%
Monsanto Co.   13,800  589,950
Praxair, Inc.   13,000  671,125
Union Carbide Corp.   10,200  508,725
  1,769,800
PACKAGING & CONTAINERS - 1.7%
Owens-Illinois, Inc. (a)  73,370  1,980,990
PAPER & FOREST PRODUCTS - 0.4%
Kimberly-Clark Corp.   8,300  425,375
TOTAL BASIC INDUSTRIES   4,176,165
CONSTRUCTION & REAL ESTATE - 0.6%
BUILDING MATERIALS - 0.6%
Sherwin-Williams Co.   23,800  719,950
DURABLES - 2.1%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Snap-on Tools Corp.   19,100  735,350
Tower Automotive, Inc. (a)  6,400  236,800
  972,150
CONSUMER ELECTRONICS - 0.3%
Newell Co.   10,400  364,000
HOME FURNISHINGS - 0.7%
Leggett & Platt, Inc.   24,000  834,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
TEXTILES & APPAREL - 0.2%
Warnaco Group, Inc. Class A  8,200 $ 233,700
TOTAL DURABLES   2,403,850
ENERGY - 7.4%
ENERGY SERVICES - 3.2%
BJ Services Co. (a)  14,000  659,750
Dresser Industries, Inc.   21,500  642,313
Halliburton Co.   19,300  1,363,063
Schlumberger Ltd.   7,640  846,130
Weatherford Enterra, Inc. (a)  6,300  200,025
  3,711,281
OIL & GAS - 4.2%
Anadarko Petroleum Corp.   5,200  285,350
British Petroleum PLC ADR  11,490  1,581,311
Burlington Resources, Inc.   11,800  500,025
Coastal Corp. (The)  13,000  617,500
Oryx Energy Co. (a)  17,600  352,000
Royal Dutch Petroleum Co. ADR  4,900  883,225
Texaco, Inc.   3,800  400,900
Unocal Corp.   9,168  349,530
  4,969,841
TOTAL ENERGY   8,681,122
FINANCE - 12.0%
BANKS - 3.9%
BankAmerica Corp.   11,200  1,309,000
Bank of New York Co., Inc.   35,080  1,385,660
NationsBank Corp.   31,200  1,883,700
  4,578,360
CREDIT & OTHER FINANCE - 1.8%
American Express Co.   23,610  1,555,309
Fleet Financial Group, Inc.   6,000  366,000
Household International, Inc.   2,300  202,400
  2,123,709
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.9%
Federal Home Loan Mortgage Corporation  27,300 $ 870,188
Federal National Mortgage Association  31,700  1,303,663
  2,173,851
INSURANCE - 4.4%
Aetna, Inc.   8,400  765,450
Allstate Corp.   28,771  1,884,501
AMBAC, Inc.   12,600  815,850
MBIA, Inc.   7,600  740,050
UNUM Corp.   12,000  924,000
  5,129,851
TOTAL FINANCE   14,005,771
HEALTH - 13.4%
DRUGS & PHARMACEUTICALS - 5.7%
American Home Products Corp.   29,020  1,922,575
Bristol-Myers Squibb Co.   17,000  1,113,500
Merck & Co., Inc.   16,970  1,535,785
Pfizer, Inc.   6,150  590,400
Schering-Plough Corp.   11,390  911,200
SmithKline Beecham PLC ADR  7,400  596,625
  6,670,085
MEDICAL EQUIPMENT & SUPPLIES - 4.1%
Abbott Laboratories  7,000  427,000
Baxter International, Inc.   18,980  908,668
Becton, Dickinson & Co.   20,940  963,240
Bergen Brunswig Corp. Class A  26,600  907,725
Cardinal Health, Inc.   6,150  327,488
Johnson & Johnson  15,800  967,750
St. Jude Medical, Inc. (a)  8,820  286,650
  4,788,521
MEDICAL FACILITIES MANAGEMENT - 3.6%
Columbia/HCA Healthcare Corp.   33,775  1,182,125
HEALTHSOUTH Rehabilitation Corp. (a)  28,900  570,775
Health Management Associates, Inc. Class A (a)  19,730  527,778
PacifiCare Health Systems, Inc. Class B (a)  7,500  601,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Tenet Healthcare Corp. (a)  32,100 $ 834,600
Vencor, Inc. (a)   12,600  524,475
  4,241,628
TOTAL HEALTH   15,700,234
INDUSTRIAL MACHINERY & EQUIPMENT - 7.4%
ELECTRICAL EQUIPMENT - 3.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  27,000  600,750
General Electric Co.   20,690  2,294,004
Westinghouse Electric Corp.   35,400  601,800
  3,496,554
INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%
Case Corp.   16,700  924,763
Caterpillar, Inc.   8,770  780,530
Ingersoll-Rand Co.   14,300  702,488
Stanley Works  15,200  590,900
Tyco International Ltd.   26,860  1,638,460
  4,637,141
POLLUTION CONTROL - 0.5%
Browning-Ferris Industries, Inc.   15,200  431,300
Ogden Corp.   6,100  128,100
  559,400
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,693,095
MEDIA & LEISURE - 5.7%
ENTERTAINMENT - 0.9%
Carnival Cruise Lines, Inc. Class A  11,500  424,063
MGM Grand, Inc. (a)  17,700  597,375
  1,021,438
LEISURE DURABLES & TOYS - 0.2%
Hasbro, Inc.   10,900  272,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 3.7%
HFS, Inc. (a)  22,180 $ 1,314,165
Hilton Hotels Corp.   10,300  278,100
La Quinta Motor Inns, Inc.   33,500  732,813
Marriott International, Inc.   31,040  1,714,960
Mirage Resorts, Inc. (a)  11,500  231,438
  4,271,476
PUBLISHING - 0.3%
Times Mirror Co. Class A  6,300  348,075
RESTAURANTS - 0.6%
Rainforest Cafe, Inc. (a)  30,700  732,963
TOTAL MEDIA & LEISURE   6,646,452
NONDURABLES - 6.9%
AGRICULTURE - 0.4%
Pioneer Hi-Bred International, Inc.   6,400  452,000
BEVERAGES - 1.4%
Coca-Cola Co. (The)  3,660  232,868
PepsiCo, Inc.   41,840  1,459,170
  1,692,038
FOODS - 1.3%
ConAgra, Inc.   3,800  218,975
Hershey Foods Corp.   6,900  374,325
Ralston Purina Co.   5,770  475,304
Sara Lee Corp.   11,000  462,000
  1,530,604
HOUSEHOLD PRODUCTS - 1.6%
Clorox Co.   3,800  484,025
Gillette Co.   2,600  221,000
Procter & Gamble Co.   8,990  1,130,493
  1,835,518
TOBACCO - 2.2%
Philip Morris Companies, Inc.   52,540  2,068,763
RJR Nabisco Holdings Corp.   16,496  490,756
  2,559,519
TOTAL NONDURABLES   8,069,679
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   9,300 $ 322,013
RETAIL & WHOLESALE - 8.4%
APPAREL STORES - 0.7%
Gymboree Corp. (a)  8,120  224,823
Payless ShoeSource, Inc. (a)  14,500  616,250
  841,073
DRUG STORES - 0.9%
Rite Aid Corp.   23,100  1,062,600
GENERAL MERCHANDISE STORES - 1.8%
Consolidated Stores Corp.   10,900  436,000
Sears, Roebuck & Co.   22,980  1,103,040
Wal-Mart Stores, Inc.   19,000  536,750
  2,075,790
GROCERY STORES - 1.7%
American Stores Co.   13,100  596,050
Kroger Co. (The) (a)  25,800  709,500
Safeway, Inc. (a)  16,200  722,925
  2,028,475
RETAIL & WHOLESALE, MISCELLANEOUS - 3.3%
Circuit City Stores, Inc. - Circuit City Group  28,700  1,137,238
Lowe's Companies, Inc.   15,810  600,780
PETsMART, Inc. (a)  36,300  610,294
Toys "R" Us, Inc. (a)  44,300  1,262,550
Viking Office Products, Inc. (a)  18,700  254,788
  3,865,650
TOTAL RETAIL & WHOLESALE   9,873,588
SERVICES - 2.9%
ADVERTISING - 0.5%
Omnicom Group, Inc.   11,700  620,100
SERVICES - 2.4%
AccuStaff, Inc. (a)  35,600  649,700
Block (H&R), Inc.   8,200  264,450
CDI Corp. (a)  20,700  784,013
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
Service Corp. International  16,660 $ 570,605
Sitel Corp. (a)  56,600  558,925
  2,827,693
TOTAL SERVICES   3,447,793
TECHNOLOGY - 16.0%
COMMUNICATIONS EQUIPMENT - 2.8%
Ascend Communications, Inc. (a)  24,790  1,134,143
Aspect Telecommunications Corp. (a)  30,100  534,275
Cisco Systems, Inc. (a)  5,460  282,555
Network General Corp. (a)  34,800  478,500
Pairgain Technologies, Inc. (a)  32,400  842,400
  3,271,873
COMPUTER SERVICES & SOFTWARE - 3.3%
Automatic Data Processing, Inc.   15,960  722,190
CUC International, Inc. (a)  55,223  1,166,586
Equifax, Inc.   9,900  284,625
Forte Software, Inc. (a)  31,000  293,531
Microsoft Corp. (a)  5,900  716,850
Oracle Systems Corp. (a)  7,300  290,175
SunGard Data Systems, Inc. (a)  10,600  470,375
  3,944,332
COMPUTERS & OFFICE EQUIPMENT - 5.3%
Adaptec, Inc. (a)  45,440  1,681,280
Comdisco, Inc.   22,900  727,075
EMC Corp. (a)  8,400  305,550
Fore Systems, Inc. (a)  63,900  974,475
International Business Machines Corp.   7,920  1,273,140
Pitney Bowes, Inc.   19,010  1,216,640
  6,178,160
ELECTRONIC INSTRUMENTS - 0.2%
Lam Research Corp. (a)  7,300  211,700
ELECTRONICS - 3.6%
Altera Corp. (a)  6,400  317,200
Analog Devices, Inc. (a)  32,400  866,700
Intel Corp.   5,700  872,813
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Linear Technology Corp.   22,140 $ 1,112,535
Maxim Integrated Products, Inc. (a)  11,400  602,775
Texas Instruments, Inc.   4,600  410,550
  4,182,573
PHOTOGRAPHIC EQUIPMENT - 0.8%
Eastman Kodak Co.   12,070  1,007,845
TOTAL TECHNOLOGY   18,796,483
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
CSX Corp.   13,716  639,509
UTILITIES - 4.4%
TELEPHONE SERVICES - 4.4%
Ameritech Corp.   11,250  687,642
Cincinnati Bell, Inc.   10,000  560,000
GTE Corp.   9,600  440,400
LCI International, Inc. (a)  37,000  615,125
MCI Communications Corp.   8,000  305,000
SBC Communications, Inc.   28,680  1,591,740
WorldCom, Inc. (a)  37,500  900,000
TOTAL UTILITIES   5,099,907
TOTAL COMMON STOCKS
(Cost $100,559,078)   110,140,109
CASH EQUIVALENTS - 6.0%
Taxable Central Cash Fund (b) (Cost $7,008,056)   7,008,056  7,008,056
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $107,567,134)  $ 117,148,165
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $107,714,927. Net unrealized appreciation aggregated $9,433,238, of which $14,337,781 related to appreciated investment securities and $4,904,543 related to depreciated investment securities. The fund hereby designates approximately $3,281,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 APRIL 30, 1997

ASSETS

Investment in securities, at value (cost $107,567,134) -                 $ 117,148,165
See accompanying schedule

Receivable for investments sold                                           1,416,268

Receivable for fund shares sold                                           614,651

Dividends receivable                                                      95,704

Interest receivable                                                       30,176

 TOTAL ASSETS                                                             119,304,964

LIABILITIES

Payable for investments purchased                           $ 602,316

Payable for fund shares redeemed                             1,180,075

Accrued management fee                                       42,671

Other payables and accrued expenses                          67,208

 TOTAL LIABILITIES                                                        1,892,270

NET ASSETS                                                               $ 117,412,694

Net Assets consist of:

Paid in capital                                                          $ 100,306,014

Undistributed net investment income                                       401,335

Accumulated undistributed net realized gain (loss)                        7,124,314
on investments

Net unrealized appreciation (depreciation) on                             9,581,031
investments

NET ASSETS, for 9,165,597 shares outstanding                             $ 117,412,694

NET ASSET VALUE, offering price and redemption price per                  $12.81
share ($117,412,694 (divided by) 9,165,597 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                    $ 1,324,533
Dividends

Interest                                                              355,445

 TOTAL INCOME                                                         1,679,978

EXPENSES

Management fee                                          $ 607,070
Basic fee

 Performance adjustment                                  (73,325)

Transfer agent fees                                      312,884

Accounting fees and expenses                             65,987

Non-interested trustees' compensation                    557

Custodian fees and expenses                              29,670

Registration fees                                        44,445

Audit                                                    28,503

Legal                                                    1,011

Miscellaneous                                            552

 Total expenses before reductions                        1,017,354

 Expense reductions                                      (22,131)     995,223

NET INVESTMENT INCOME                                                 684,755

REALIZED AND UNREALIZED GAIN (LOSS)                                   9,226,884
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                  5,099,499
on investment securities

NET GAIN (LOSS)                                                       14,326,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 15,011,138
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED       JUNE 22, 1995
                                                          APRIL 30,        (COMMENCEMENT
                                                          1997             OF OPERATIONS) TO
                                                                           APRIL 30,
                                                                           1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 684,755        $ 378,629
Net investment income

 Net realized gain (loss)                                  9,226,884        4,227,079

 Change in net unrealized appreciation (depreciation)      5,099,499        4,481,532

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           15,011,138       9,087,240
FROM OPERATIONS

Distributions to shareholders                              (409,596)        (234,188)
From net investment income

 From net realized gain                                    (5,743,668)      -

 TOTAL DISTRIBUTIONS                                       (6,153,264)      (234,188)

Share transactions                                         178,330,702      175,308,389
Net proceeds from sales of shares

 Reinvestment of distributions                             6,084,858        232,753

 Cost of shares redeemed                                   (164,026,777)    (96,228,157)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           20,388,783       79,312,985
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  29,246,657       88,166,037

NET ASSETS

 Beginning of period                                       88,166,037       -

 End of period (including undistributed net investment    $ 117,412,694    $ 88,166,037
income of $401,335 and $144,441, respectively)

OTHER INFORMATION
Shares

 Sold                                                      14,568,975       16,103,293

 Issued in reinvestment of distributions                   517,074          21,007

 Redeemed                                                  (13,441,050)     (8,603,702)

 Net increase (decrease)                                   1,644,999        7,520,598


FINANCIAL HIGHLIGHTS
      YEAR ENDED    JUNE 22, 1995
      APRIL 30,     (COMMENCEMEN
                    T
                    OF OPERATIONS)
                    TO
                    APRIL 30,

      1997          1996


SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 11.72     $ 10.00

Income from Investment Operations

 Net investment income                                               .09 D       .05

 Net realized and unrealized gain (loss)                             1.85        1.70

 Total from investment operations                                    1.94        1.75



Less Distributions

 From net investment income                                          (.05)       (.03)

 From net realized gain                                              (.80)       -

 Total distributions                                                 (.85)       (.03)

Net asset value, end of period                                      $ 12.81     $ 11.72

TOTAL RETURN B, C                                                    17.35%      17.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 117,413   $ 88,166

Ratio of expenses to average net assets                              1.01%       1.31% A

Ratio of expenses to average net assets after expense reductions     .99% E      1.30% A,
                                                                                 E

Ratio of net investment income to average net assets                 .68%        .70% A

Portfolio turnover rate                                              110%        155% A

Average commission rate F                                           $ .0366


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $117,577,322 and $104,436,764, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. The basic fee is subject to a performance adjustment (up to a maximum of ".20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment took effect in June, 1996. For the period, the management fee was equivalent to an annual rate of .53% of average net assets after the performance adjustment.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .31% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $26,540 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $19,980 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,009 and $1,142, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Large Cap Stock Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Commonwealth Trust: Fidelity Large Cap Stock Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period June 22, 1995 (commencement of operations) to April 30, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Commonwealth Trust: Fidelity Large Cap Stock Fund as of April 30, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 22, 1995 (commencement of operations) to April 30, 1996, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1997
DISTRIBUTIONS


The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on June 9, 1997, to shareholders of record at the opening of business on June 6, 1997, a distribution of $.48 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.03 per share from net investment income.
A total of 21% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
4001 Tamiami Trail, North
Naples, FL
1907 West State Road 434
Orlando, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Thomas Sprague, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
 Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Stock Fund
Stock Selector
TechnoQuant(trademark) Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
FIDELITY LARGE CAP STOCK FUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109


TO THE SHAREHOLDERS:
The Board of Trustees of Fidelity Large Cap Stock Fund voted to pay on June 9, 1997, to shareholders of record at the opening of business on June 6, 1997, a distribution of $____ derived from capital gains realized from sales of portfolio securities and $____ derived from net investment income. In the opinion of management, regardless of whether you took payments in cash or in additional shares, the distribution will be reportable for tax purposes for the year 1997. You will be notified at a later date as to the tax treatment of this distribution.
If your account is a Fidelity prototype retirement plan such as an Individual Retirement Account (IRA), a Keogh Plan, a 403(b), or a qualified pension or profit sharing plan, the above information is provided for informational purposes only and is not reportable for tax purposes in 1997.

FIDELITY LARGE CAP STOCK FUND
June 6, 1997

(2_FIDELITY_LOGOS)SPARTAN

MARKET INDEX
FUND (FORMERLY FIDELITY MARKET
INDEX FUND)
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     30   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    34   Notes to the financial statements.

REPORT OF INDEPENDENT    38   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            39


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997           PAST 1   PAST 5    LIFE OF
                                       YEAR     YEARS     FUND

Spartan Market Index                   24.58%   116.35%   185.58%

S&P 500(registered trademark)          25.13%   120.23%   190.23%

S&P 500 Index Objective Funds          24.49%   115.18%   n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 6, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997            PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

Spartan Market Index                    24.58%   16.69%   15.79%

S&P 500                                 25.13%   17.10%   16.06%

S&P 500 Index Objective Funds Average   24.49%   16.56%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan Market Index        SP Standard & Poor 500
             00317                       SP001
  1990/03/06      10000.00                    10000.00
  1990/03/31      10080.00                    10077.26
  1990/04/30       9832.00                     9825.33
  1990/05/31      10828.00                    10783.30
  1990/06/30      10759.05                    10709.97
  1990/07/31      10726.82                    10675.70
  1990/08/31       9755.68                     9710.62
  1990/09/30       9278.83                     9237.71
  1990/10/31       9246.32                     9197.99
  1990/11/30       9843.77                     9792.18
  1990/12/31      10104.76                    10065.38
  1991/01/31      10552.31                    10504.23
  1991/02/28      11307.81                    11255.28
  1991/03/31      11576.40                    11527.66
  1991/04/30      11605.36                    11555.33
  1991/05/31      12101.66                    12054.52
  1991/06/30      11541.33                    11502.42
  1991/07/31      12083.37                    12038.43
  1991/08/31      12362.73                    12323.74
  1991/09/30      12158.48                    12117.94
  1991/10/31      12318.02                    12280.32
  1991/11/30      11818.41                    11785.42
  1991/12/31      13169.28                    13133.67
  1992/01/31      12923.44                    12889.39
  1992/02/29      13084.50                    13056.95
  1992/03/31      12824.48                    12802.34
  1992/04/30      13199.92                    13178.73
  1992/05/31      13259.64                    13243.30
  1992/06/30      13062.40                    13045.98
  1992/07/31      13590.56                    13579.56
  1992/08/31      13311.45                    13301.18
  1992/09/30      13465.08                    13458.13
  1992/10/31      13503.97                    13505.23
  1992/11/30      13957.71                    13965.76
  1992/12/31      14131.46                    14137.54
  1993/01/31      14240.20                    14256.30
  1993/02/28      14431.57                    14450.18
  1993/03/31      14731.95                    14755.08
  1993/04/30      14368.79                    14398.01
  1993/05/31      14749.45                    14783.88
  1993/06/30      14784.85                    14826.75
  1993/07/31      14718.47                    14767.44
  1993/08/31      15267.21                    15327.13
  1993/09/30      15147.31                    15209.11
  1993/10/31      15458.89                    15523.94
  1993/11/30      15307.55                    15376.46
  1993/12/31      15490.51                    15562.52
  1994/01/31      16009.85                    16091.64
  1994/02/28      15571.10                    15655.56
  1994/03/31      14886.68                    14972.97
  1994/04/30      15080.31                    15164.63
  1994/05/31      15323.46                    15413.33
  1994/06/30      14942.26                    15035.70
  1994/07/31      15431.43                    15528.87
  1994/08/31      16056.48                    16165.56
  1994/09/30      15661.49                    15769.50
  1994/10/31      16007.70                    16124.31
  1994/11/30      15420.05                    15537.07
  1994/12/31      15649.20                    15767.48
  1995/01/31      16052.46                    16176.33
  1995/02/28      16671.10                    16806.72
  1995/03/31      17154.37                    17302.69
  1995/04/30      17656.61                    17812.26
  1995/05/31      18352.37                    18524.21
  1995/06/30      18766.45                    18954.53
  1995/07/31      19389.52                    19583.06
  1995/08/31      19436.02                    19632.21
  1995/09/30      20247.40                    20460.69
  1995/10/31      20172.60                    20387.65
  1995/11/30      21046.82                    21282.67
  1995/12/31      21439.08                    21692.57
  1996/01/31      22172.32                    22430.99
  1996/02/29      22371.00                    22638.92
  1996/03/31      22600.27                    22856.93
  1996/04/30      22923.54                    23193.85
  1996/05/31      23503.52                    23792.01
  1996/06/30      23597.08                    23882.66
  1996/07/31      22548.32                    22827.53
  1996/08/31      23009.58                    23308.96
  1996/09/30      24292.52                    24620.79
  1996/10/31      24960.81                    25299.83
  1996/11/30      26833.97                    27212.24
  1996/12/31      26283.26                    26673.17
  1997/01/31      27916.74                    28339.71
  1997/02/28      28123.38                    28561.89
  1997/03/31      26952.39                    27388.28
  1997/04/30      28557.59                    29023.36
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Market Index Fund on March 6, 1990, when the fund started. As the chart shows, by April 30, 1997, the value of the investment would have grown to $28,558 - a 185.58% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $29,023 - a 190.23% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn,
the share price and return of
a fund that invests in stocks
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Farrelly, Portfolio Manager of Spartan Market Index Fund (formerly Fidelity Market Index Fund)
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. For the 12-month period that ended April 30, 1997, the fund had a total return of 24.58%. That compares with the 25.13% return of the Standard & Poor's 500 Index for the same period. Of course, the fund's total return is slightly lower than the index due to management expenses. Additionally, the S&P 500 index objective funds average, as tracked by Lipper Analytical Services, returned 24.49% for the 12-month period.
Q. WHAT HAVE BEEN SOME OF THE MAJOR DEVELOPMENTS IN THE MARKET RECENTLY?
A. Throughout the past 12 months, the market has been able to shake off brief downturns and rebound strongly. The most profound of these declines occurred from the middle of March 1997 through mid-April 1997. In February 1997, Federal Reserve Board Chairman Alan Greenspan indicated in his semiannual Congressional testimony that the Fed was inclined to raise short-term interest rates in the first half of 1997, as a pre-emptive strike against possible inflation caused by a tight labor market. Higher interest rates tend to increase corporate borrowing costs and slow economic growth, thus eroding corporate profits. As the Fed's March 25 Open Market Committee meeting approached and data emerged showing the economy picking up speed, the market experienced a sharp sell-off. Investors became convinced that the Fed would raise rates. The Fed did so, increasing a key short-term rate by 0.25%. The market bounced back in April, however, when statistics emerged showing that economic growth in the first quarter of 1997 was not accompanied by any significant increase in inflation. By the end of April, the market had almost recovered to the peak it had reached in the beginning of March.
Q. IN SUCH A PERIOD OF ECONOMIC STRENGTH, EARNINGS REPORTS MUST HAVE BEEN SOLID . . .
A. Yes they were. From the third quarter of 1996 through the first quarter of 1997, earnings came in stronger than expected. At the same time, there were some concerns that corporate earnings might begin to show some weakness due to a strong dollar, a tight labor market or higher interest rates. A strong dollar raises the competitive costs of American goods abroad. A tight labor market raises the potential for increased wages and lower profits. Presently, companies have very little pricing power, making it very difficult for them to pass on higher employment costs in the form of price increases. Finally, the specter of higher interest rates on the horizon sparks fears that current levels of corporate profitability might not be sustained.
Q. HAVE LARGE-CAPITALIZATION STOCKS CONTINUED TO BE THE MARKET LEADERS?
A. Yes they have. For some time we've witnessed what investors call a "flight to quality," where large-capitalization companies are sought because of their stable earnings growth and liquidity. As the market climbed higher and higher over the period, it became more difficult for portfolio managers to pick stocks that would outperform. Therefore, many managers have moved to larger companies with established track records as a way of keeping up with the market. Some large-cap stocks also are considered "defensive," because they offer steady earnings growth in an environment where it can be difficult to discern the direction of the economy.
Q. FINANCIAL SERVICES COMPANIES PROVED TO BE AMONG THE MARKET LEADERS. WHY WAS THAT?
A. Bank stocks thrived, helped by steadily improving earnings and strong balance sheets. While fears of higher interest rates tended to hurt these stocks in March and April, their greater emphasis on fee-based businesses provided some protection from the negative influence of a more restrictive Fed posture. Brokerage firms also reaped the rewards of a very active - and mostly booming - stock market.
Q. WHAT ABOUT TECHNOLOGY?
A. Technology was one of the market leaders for much of the 12-month period, driven by stronger-than-expected personal computer sales that were up 20% in 1996 compared to 1995. This demand buoyed many companies with PC-related products, such as chip maker Intel, which posted very strong earnings gains. Microsoft also continued its dominance of the software business. In February and March 1997, however, the technology sector faltered, largely because the group's valuations were very high and some companies reported earnings slowdowns. For example, the distribution channels that sell personal computers - a leading indicator of technology demand - reported mediocre results.
Q. WERE THERE ANY SECTORS THAT PROVED TO BE LAGGARDS?
A. Stocks in sectors related to communications - such as telecommunications, utilities and some multimedia stocks - were among those that struggled. These sectors underperformed the broad market due to continued concerns about how deregulation will affect such industries as cable television, telephone and others involved with the distribution of entertainment and communication services.
Q. WHAT'S YOUR OUTLOOK?
A. At this point, the major wild card is the extent and effect of possible further Fed interest rate increases, and their influence on corporate earnings. In addition, investors should understand there is still a great deal of uncertainty given the stock market's historically high valuations and the questionable sustainability of corporate earnings growth. While the large-cap stocks that make up the S&P 500 have enjoyed a substantial rally that has led to average annual returns in the 20% to 30% range for more than two years, historically the S&P 500's average annual return is closer to about 11%. It's important for investors to set their expectations with this in mind.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide returns that
correspond to those of the
S&P 500 Index
FUND NUMBER: 317
TRADING SYMBOL: FSMKX
START DATE: March 6, 1990
SIZE: as of April 30, 1997,
more than $2.3 billion
MANAGER: Jennifer Farrelly,
since 1994; manager,
Spartan U.S. Equity Index
Fund and VIPII: Index 500
Portfolio, since 1994;
joined Fidelity in 1988
(checkmark)
JENNIFER FARRELLY ON CHANGES
TO THE S&P 500:
"The S&P 500 is an index of
500 stocks chosen to be
representative of the broader
market. Periodically,
companies will be added or
deleted from the index. Usually,
this is based on events such
as acquisitions, spin-offs or
shifts in asset size."
Here are some recent
changes to the index:
(solid bullet)  November 1, 1996: Yellow
Corp. is removed; Cognizant
Corp. is added.
(solid bullet)  December 2, 1996:
Consolidated Freightways is
removed due to the spin-off of
its national long-haul trucking
unit; MBIA is added.
(solid bullet)  December 18, 1996: Bally
Entertainment is removed due
to its acquisition by Hilton
Hotels, already included in the
S&P 500; Guidant Corp. is
added.
(solid bullet)  December 31, 1996: Luby's
Cafeterias, Ryan's Family
Steak Houses and Shoney's
are removed; AutoZone,
Frontier Corp. and Thermo
Electron are added.
(solid bullet)  January 7, 1997:
Boatmen's Bancshares is
removed because of its
acquisition by S&P
component NationsBank;
HEALTHSOUTH
Rehabilitation Corp. is added.
(solid bullet)  January 14, 1997:
Alexander & Alexander
Services is removed because
of its acquisition by Aon
Corp., also in the S&P 500;
Conseco is added.
(solid bullet)  April 2, 1997: Pacific
Telesis is removed due to its
acquisition by SBC
Communications, already in
the S&P 500; Parametric
Technology is added.
INVESTMENT CHANGES


TOP TEN STOCKS AS OF APRIL 30, 1997
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

General Electric Co.                    2.7            2.9

Coca-Cola Co. (The)                     2.4            2.3

Microsoft Corp.                         2.2            1.5

Exxon Corp.                             2.1            2.0

Intel Corp.                             1.9            1.6

Merck & Co., Inc.                       1.6            1.6

Royal Dutch Petroleum Co. ADR           1.4            1.6

Philip Morris Companies, Inc.           1.4            1.4

Procter & Gamble Co.                    1.3            1.2

International Business Machines Corp.   1.2            1.2

TOP TEN MARKET SECTORS AS OF APRIL 30, 1997
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            14.0           14.2

Technology                         13.0           12.4

Nondurables                        10.9           10.9

Health                             10.0           10.1

Utilities                          8.6            9.8

Energy                             8.2            8.9

Industrial Machinery & Equipment   5.3            5.4

Basic Industries                   5.3            5.9

Retail & Wholesale                 4.2            4.5

Media & Leisure                    3.8            4.0

ASSET ALLOCATION
TO MATCH THE STANDARD & POOR'S 500 INDEX, SPARTAN MARKET INDEX FUND SEEKS 100% INVESTMENT EXPOSURE TO STOCKS AT ALL TIMES.
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.8%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.9%
AlliedSignal, Inc.   96,600 $ 6,979
Boeing Co.   122,382  12,070
Lockheed Martin Corp.   65,868  5,895
McDonnell Douglas Corp.   72,500  4,305
Rockwell International Corp.   74,800  4,974
Textron, Inc.   28,300  3,152
United Technologies Corp.   80,940  6,121
  43,496
DEFENSE ELECTRONICS - 0.2%
Northrop Grumman Corp.   19,800  1,653
Raytheon Co.   80,640  3,518
  5,171
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   21,600  1,539
TOTAL AEROSPACE & DEFENSE   50,206
BASIC INDUSTRIES - 5.3%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   38,120  2,735
Avery Dennison Corp.   35,500  1,305
Dow Chemical Co.   82,870  7,034
du Pont (E.I.) de Nemours & Co.   192,230  20,400
Eastman Chemical Co.   26,442  1,349
Engelhard Corp.   49,037  1,030
FMC Corp. (a)  12,600  846
Goodrich (B.F.) Co.   18,420  734
Great Lakes Chemical Corp.   21,500  911
Hercules, Inc.   35,020  1,379
Monsanto Co.   200,800  8,584
Morton International, Inc.   48,500  2,031
Nalco Chemical Co.   23,080  831
PPG Industries, Inc.   62,500  3,398
Praxair, Inc.   53,300  2,752
Raychem Corp.   15,300  987
Rohm & Haas Co.   21,900  1,823
Union Carbide Corp.   43,400  2,164
W.R. Grace & Co.   28,400  1,477
  61,770
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
IRON & STEEL - 0.3%
Aeroquip Vickers, Inc.   9,500 $ 384
Allegheny Teledyne, Inc.   59,425  1,582
Armco, Inc. (a)  36,400  127
Bethlehem Steel Corp. (a)  38,200  315
Inland Steel Industries, Inc.   16,800  382
Nucor Corp.   30,000  1,493
USX-U.S. Steel Group  28,860  844
Worthington Industries, Inc.   33,025  623
  5,750
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   77,303  2,622
Aluminum Co. of America  59,120  4,131
ASARCO, Inc.   14,700  419
Cyprus Amax Minerals Co.   31,750  710
Freeport-McMoRan Copper & Gold, Inc. Class B  66,000  1,922
Inco Ltd.   57,358  1,837
Phelps Dodge Corp.   22,040  1,692
Reynolds Metals Co.   21,640  1,469
  14,802
PACKAGING & CONTAINERS - 0.3%
Ball Corp.   10,557  284
Bemis Co., Inc.   17,800  679
Corning, Inc.   77,940  3,761
Crown Cork & Seal Co., Inc.   43,880  2,402
Tupperware Corp.   21,300  708
  7,834
PAPER & FOREST PRODUCTS - 1.3%
Boise Cascade Corp.   16,600  552
Champion International Corp.   32,700  1,521
Georgia-Pacific Corp.   31,100  2,426
International Paper Co.   102,500  4,330
James River Corp. of Virginia  29,300  875
Kimberly-Clark Corp.   192,730  9,876
Louisiana-Pacific Corp.   37,160  692
Mead Corp.   17,900  1,005
Potlatch Corp.   9,940  408
Stone Container Corp.   33,914  343
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - CONTINUED
Temple-Inland, Inc.   19,000 $ 1,055
Union Camp Corp.   23,700  1,152
Westvaco Corp.   34,850  976
Weyerhaeuser Co.   67,600  3,093
Willamette Industries, Inc.   18,800  1,199
  29,503
TOTAL BASIC INDUSTRIES   119,659
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   14,010  921
Crane Co.   15,750  589
Masco Corp.   54,700  2,065
Owens-Corning  17,700  717
Sherwin-Williams Co.   58,480  1,769
  6,061
CONSTRUCTION - 0.0%
Centex Corp.   9,860  355
Fleetwood Enterprises, Inc.   12,200  322
Kaufman & Broad Home Corp.   13,200  183
Pulte Corp.   8,000  228
  1,088
ENGINEERING - 0.1%
EG & G, Inc.   16,220  306
Fluor Corp.   28,730  1,580
Foster Wheeler Corp.   13,800  533
  2,419
TOTAL CONSTRUCTION & REAL ESTATE   9,568
DURABLES - 3.6%
AUTOS, TIRES, & ACCESSORIES - 2.4%
AutoZone, Inc. (a)  51,400  1,259
Chrysler Corp.   239,900  7,197
Cooper Tire & Rubber Co.   28,000  616
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Cummins Engine Co., Inc.   13,400 $ 752
Dana Corp.   34,800  1,109
Eaton Corp.   26,380  1,975
Echlin, Inc.   21,200  692
Ford Motor Co.   404,700  14,063
General Motors Corp.   257,956  14,929
Genuine Parts Co.   61,537  1,992
Goodyear Tire & Rubber Co.   53,100  2,794
ITT Industries, Inc.   40,270  1,017
Johnson Controls, Inc.   28,600  1,098
NACCO Industries, Inc. Class A  2,700  125
Navistar International Corp. (a)  24,960  281
PACCAR, Inc.   13,338  932
Pep Boys-Manny, Moe & Jack  20,600  672
Snap-on Tools Corp.   20,850  803
TRW, Inc.   43,420  2,263
  54,569
CONSUMER DURABLES - 0.5%
Minnesota Mining & Manufacturing Co.   142,720  12,417
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   32,100  1,075
Maytag Co.   34,100  780
Newell Co.   54,300  1,901
Whirlpool Corp.   25,300  1,183
  4,939
TEXTILES & APPAREL - 0.5%
Fruit of the Loom, Inc. Class A (a)  26,300  947
Liz Claiborne, Inc.   24,300  1,100
NIKE, Inc. Class B  98,520  5,541
Reebok International Ltd.   18,200  696
Russell Corp.   13,100  364
Springs Industries, Inc. Class A  6,800  318
Stride Rite Corp.   17,000  234
VF Corp.   21,800  1,572
  10,772
TOTAL DURABLES   82,697
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 8.2%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   49,700 $ 1,715
Dresser Industries, Inc.   59,940  1,791
Halliburton Co.   42,680  3,013
Helmerich & Payne, Inc.   8,600  411
McDermott International, Inc.   18,800  348
Rowan Companies, Inc. (a)  29,100  524
Schlumberger Ltd.   83,980  9,301
Western Atlas, Inc. (a)  18,240  1,131
  18,234
OIL & GAS - 7.4%
Amerada Hess Corp.   31,840  1,548
Amoco Corp.   169,810  14,200
Ashland, Inc.   22,130  988
Atlantic Richfield Co.   54,920  7,476
Burlington Resources, Inc.   42,700  1,809
Chevron Corp.   222,780  15,260
Coastal Corp. (The)  36,000  1,710
Exxon Corp.   847,520  47,991
Kerr-McGee Corp.   16,460  994
Louisiana Land & Exploration Co.   11,740  587
Mobil Corp.   134,550  17,492
Occidental Petroleum Corp.   112,200  2,482
Oryx Energy Co. (a)  35,860  717
Pennzoil Co.   15,830  780
Phillips Petroleum Co.   89,900  3,540
Royal Dutch Petroleum Co. ADR  182,920  32,970
Santa Fe Energy Resources, Inc. (a)  31,066  439
Sun Co., Inc.   24,980  684
Texaco, Inc.   90,340  9,531
USX-Marathon Group   98,200  2,713
Union Pacific Resources Group, Inc.   85,163  2,310
Unocal Corp.   85,533  3,261
  169,482
TOTAL ENERGY   187,716
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 14.0%
BANKS - 6.7%
Banc One Corp.   145,814 $ 6,179
Bank of New York Co., Inc.   128,400  5,072
BankAmerica Corp.   122,564  14,325
BankBoston Corp  52,299  3,805
Bankers Trust New York Corp.   27,850  2,266
Barnett Banks, Inc.   66,500  3,250
Chase Manhattan Corp.   149,848  13,880
Citicorp  158,169  17,814
Comerica, Inc.   36,600  2,141
CoreStates Financial Corp.   76,400  3,868
Fifth Third Bancorp  36,200  2,701
First Bank System, Inc.   46,000  3,531
First Union Corp.   97,477  8,188
KeyCorp.   76,855  4,006
Mellon Bank Corp.   44,113  3,667
Morgan (J.P.) & Co., Inc.   63,119  6,430
National City Corp.   76,256  3,717
NationsBank Corp.   263,034  15,881
Norwest Corp.   126,500  6,308
PNC Financial Corp.   114,560  4,711
Republic New York Corp.   18,900  1,732
SunTrust Banks, Inc.   76,200  3,867
U.S. Bancorp  51,650  2,951
Wachovia Corp.   56,300  3,294
Wells Fargo & Co.   31,474  8,396
  151,980
CREDIT & OTHER FINANCE - 1.6%
American Express Co.   137,372  9,049
Beneficial Corp.   18,500  1,184
Dean Witter, Discover & Co.   109,836  4,201
First Chicago NBD Corp.   108,760  6,118
Fleet Financial Group, Inc.   89,480  5,458
Green Tree Financial Corp.   47,000  1,392
Household International, Inc.   33,029  2,907
MBNA Corp.   114,100  3,765
Transamerica Corp.   22,522  1,909
  35,983
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan Mortgage Corporation  244,100 $ 7,781
Federal National Mortgage Association  372,780  15,330
  23,111
INSURANCE - 4.0%
Aetna, Inc.   51,430  4,687
Allstate Corp.   151,683  9,935
American General Corp.   69,320  3,024
American International Group, Inc.   160,262  20,593
Aon Corp.   37,000  2,461
CIGNA Corp.   25,720  3,868
Chubb Corp. (The)  59,460  3,434
Conseco, Inc.   57,900  2,396
General Re Corp.   28,040  4,690
ITT Hartford Group, Inc.   40,170  2,993
Jefferson Pilot Corp.   24,222  1,399
Lincoln National Corp.   35,660  1,997
Loews Corp.   39,200  3,602
MBIA, Inc.   5,800  565
MGIC Investment Corp.   20,200  1,641
Marsh & McLennan Companies, Inc.  24,460  2,947
Providian Corp.   31,920  1,843
SAFECO Corp.   43,120  1,725
St. Paul Companies, Inc. (The)  28,400  1,903
Torchmark Corp.   23,920  1,486
Travelers Group, Inc. (The)  218,008  12,071
UNUM Corp.   24,900  1,917
USF&G Corp.   39,400  788
USLIFE Corp.   11,670  566
  92,531
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   36,100  1,376
Golden West Financial Corp.   19,500  1,268
Great Western Financial Corp.   46,938  1,971
  4,615
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.5%
Merrill Lynch & Co., Inc.   56,300 $ 5,363
Morgan Stanley Group, Inc.   52,100  3,288
Salomon, Inc.   37,300  1,865
  10,516
TOTAL FINANCE   318,736
HEALTH - 10.0%
DRUGS & PHARMACEUTICALS - 6.3%
Allergan, Inc.   22,400  599
ALZA Corp. Class A (a)  28,900  845
American Home Products Corp.   217,920  14,437
Amgen, Inc.   90,200  5,311
Bristol-Myers Squibb Co.   341,780  22,387
Lilly (Eli) & Co.   188,408  16,556
Merck & Co., Inc.   411,490  37,240
Pharmacia & Upjohn, Inc.   173,342  5,135
Pfizer, Inc.   220,080  21,128
Schering-Plough Corp.   126,140  10,091
Sigma Aldrich Corp.   34,200  1,026
Warner-Lambert Co.   92,680  9,083
  143,838
MEDICAL EQUIPMENT & SUPPLIES - 2.9%
Abbott Laboratories  265,220  16,178
Bard (C.R.), Inc.   19,400  616
Bausch & Lomb, Inc.   19,040  769
Baxter International, Inc.   93,200  4,462
Becton, Dickinson & Co.   41,900  1,927
Biomet, Inc.   39,100  594
Boston Scientific Corp. (a)  66,500  3,209
Guidant Corp.   25,400  1,734
Johnson & Johnson  454,640  27,847
Mallinckrodt, Inc.   25,330  921
Medtronic, Inc.   82,000  5,679
Millipore Corp.   14,700  555
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
Pall Corp.   42,866 $ 991
St. Jude Medical, Inc. (a)  27,550  895
U.S. Surgical Corp.   21,500  736
  67,113
MEDICAL FACILITIES MANAGEMENT - 0.8%
Beverly Enterprises, Inc. (a)  33,800  490
Columbia/HCA Healthcare Corp.   229,080  8,018
HEALTHSOUTH Rehabilitation Corp. (a)  107,600  2,125
Humana, Inc. (a)  55,600  1,209
Manor Care, Inc.   21,350  499
Tenet Healthcare Corp. (a)  102,900  2,675
United HealthCare Corp.   62,900  3,059
  18,075
TOTAL HEALTH   229,026
HOLDING COMPANIES - 0.3%
CINergy Corp.   53,917  1,793
Norfolk Southern Corp.   42,640  3,832
  5,625
INDUSTRIAL MACHINERY & EQUIPMENT - 5.3%
ELECTRICAL EQUIPMENT - 3.6%
Emerson Electric Co.   152,640  7,746
General Electric Co.   561,900  62,300
General Instrument Corp. (a)  46,800  1,094
General Signal Corp.   16,960  666
Grainger (W.W.), Inc.   18,200  1,372
Harris Corp.   13,400  1,146
Honeywell, Inc.   43,180  3,050
Scientific-Atlanta, Inc.   26,300  421
Westinghouse Electric Corp.   206,230  3,506
  81,301
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
Briggs & Stratton Corp.   9,800  481
Case Corp.   25,100  1,390
Caterpillar, Inc.   65,260  5,808
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Cincinnati Milacron, Inc.   13,700 $ 277
Cooper Industries, Inc.   36,779  1,692
Deere & Co.   87,270  4,014
Dover Corp.   38,320  2,031
Giddings & Lewis, Inc.   11,400  231
Harnischfeger Industries, Inc.   16,700  695
Illinois Tool Works, Inc.   42,360  3,871
Ingersoll-Rand Co.   37,440  1,839
Parker-Hannifin Corp.   25,450  1,266
Stanley Works  30,400  1,182
Tenneco, Inc.   58,355  2,327
Timken Co.   10,669  620
Tyco International Ltd.   56,980  3,476
  31,200
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   72,760  2,065
Safety Kleen Corp.   19,925  296
WMX Technologies, Inc.   164,760  4,840
  7,201
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   119,702
MEDIA & LEISURE - 3.8%
BROADCASTING - 0.5%
TCI Group Class A (a)  226,700  3,131
Time Warner, Inc.   194,371  8,747
  11,878
ENTERTAINMENT - 1.0%
Disney (Walt) Co.   230,330  18,887
King World Productions, Inc.   12,700  464
Viacom, Inc. Class B (non-vtg.) (a)  120,700  3,229
  22,580
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   33,500  946
Hasbro, Inc.   44,025  1,101
Mattel, Inc.   92,695  2,584
  4,631
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - 0.5%
HFS, Inc. (a)  54,400 $ 3,223
Harrah's Entertainment, Inc. (a)  35,050  561
Hilton Hotels Corp.   84,260  2,275
ITT Corp. (a)  39,770  2,356
Marriott International, Inc.   43,600  2,409
  10,824
PUBLISHING - 1.0%
American Greetings Corp. Class A  25,660  821
Cognizant Corp.   58,020  1,893
Dow Jones & Co., Inc.   32,900  1,332
Dun & Bradstreet Corp.   58,020  1,429
Gannett Co., Inc.   48,050  4,192
Harcourt General, Inc.   24,176  1,118
Knight-Ridder, Inc.   32,060  1,246
McGraw-Hill, Inc.   33,900  1,725
Meredith Corp.   18,200  428
New York Times Co. (The) Class A  33,100  1,432
Times Mirror Co. Class A  33,800  1,867
Tribune Co.   41,980  1,842
U.S. West Media Group (a)  213,140  3,677
  23,002
RESTAURANTS - 0.6%
Darden Restaurants, Inc.   54,620  423
McDonald's Corp.   238,200  12,773
Wendy's International, Inc.   44,200  912
  14,108
TOTAL MEDIA & LEISURE   87,023
NONDURABLES - 10.9%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   28,200  1,992
BEVERAGES - 3.8%
Anheuser-Busch Companies, Inc.   170,340  7,303
Brown-Forman Corp. Class B  23,480  1,186
Coca-Cola Co. (The)  849,180  54,029
Coors (Adolph) Co. Class B  13,000  297
PepsiCo, Inc.   530,320  18,495
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
NONDURABLES - CONTINUED
BEVERAGES - CONTINUED
Seagram Co. Ltd.   126,620 $ 4,852
Whitman Corp.   35,500  821
  86,983
FOODS - 2.3%
Archer-Daniels-Midland Co.   185,486  3,408
CPC International, Inc.   49,120  4,059
Campbell Soup Co.   159,560  8,158
ConAgra, Inc.   82,050  4,728
General Mills, Inc.   55,020  3,411
Heinz (H.J.) Co.   125,600  5,212
Hershey Foods Corp.   52,320  2,838
Kellogg Co.   71,840  5,011
Quaker Oats Co.   46,300  1,852
Ralston Purina Co.   36,380  2,997
Sara Lee Corp.   164,100  6,892
Sysco Corp.   60,240  2,139
Wrigley (Wm.) Jr. Company  39,580  2,306
  53,011
HOUSEHOLD PRODUCTS - 3.1%
Alberto Culver Co. Class B  19,000  553
Avon Products, Inc.   45,420  2,799
Clorox Co.   17,560  2,237
Colgate-Palmolive Co.   50,060  5,557
Gillette Co.   189,460  16,104
International Flavors & Fragrances, Inc.   37,750  1,590
Procter & Gamble Co.   231,860  29,156
Rubbermaid, Inc.   51,180  1,228
Unilever NV ADR  54,570  10,709
  69,933
TOBACCO - 1.6%
American Brands, Inc.   58,160  3,126
Philip Morris Companies, Inc.   834,180  32,846
UST, Inc.   63,600  1,662
  37,634
TOTAL NONDURABLES   249,553
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   122,000 $ 2,711
Battle Mountain Gold Co.   76,700  441
Echo Bay Mines Ltd.   47,600  257
Homestake Mining Co.   50,000  663
Newmont Mining Corp.   34,038  1,179
Placer Dome, Inc.   81,800  1,338
Santa Fe Pacific Gold Corp.   44,945  663
  7,252
RETAIL & WHOLESALE - 4.2%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  36,000  213
Gap, Inc.   95,360  3,040
Limited, Inc. (The)  92,571  1,678
TJX Companies, Inc.   26,600  1,257
  6,188
DRUG STORES - 0.3%
CVS Corp.   36,160  1,794
Long Drug Stores, Inc.   13,240  334
Rite Aid Corp.   41,900  1,927
Walgreen Co.   83,940  3,861
  7,916
GENERAL MERCHANDISE STORES - 2.2%
Costco Companies, Inc. (a)  71,695  2,070
Dayton Hudson Corp.   73,950  3,328
Dillard Department Stores, Inc. Class A  38,860  1,200
Federated Department Stores, Inc. (a)  70,900  2,411
K mart Corp. (a)  165,400  2,254
May Department Stores Co. (The)  83,680  3,870
Mercantile Stores Co., Inc.   12,510  616
Nordstrom, Inc.   27,300  1,072
Penney (J.C.) Co., Inc.   84,220  4,022
Sears, Roebuck & Co.   133,710  6,418
Wal-Mart Stores, Inc.   782,860  22,116
Woolworth Corp. (a)  45,640  981
  50,358
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.5%
Albertson's, Inc.   85,580 $ 2,824
American Stores Co.   49,680  2,260
Fleming Companies, Inc.   13,012  211
Giant Food, Inc. Class A  20,500  661
Great Atlantic & Pacific Tea Co., Inc.   12,950  322
Kroger Co. (The) (a)  86,000  2,365
Supervalu, Inc.   22,900  701
Winn-Dixie Stores, Inc.   51,240  1,781
  11,125
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc. - Circuit City Group  32,100  1,272
Comcast Corp. Class A special  111,450  1,755
Home Depot, Inc. (The)  163,882  9,505
IKON Office Solutions, Inc.   45,900  1,234
Lowe's Companies, Inc.   58,960  2,240
Tandy Corp.   19,966  1,046
Toys "R" Us, Inc. (a)  99,225  2,828
  19,880
TOTAL RETAIL & WHOLESALE   95,467
SERVICES - 0.5%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   27,600  1,563
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   28,000  872
PRINTING - 0.2%
Deluxe Corp.   28,200  864
Donnelley (R.R.) & Sons Co.   51,420  1,760
Harland (John H.) Co.   10,600  219
Moore Corporation Ltd.   34,137  693
  3,536
SERVICES - 0.2%
Block (H&R), Inc.   26,980  870
Ecolab, Inc.   22,100  901
Jostens, Inc.   13,100  313
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - CONTINUED
National Service Industries, Inc.   15,600 $ 657
Service Corp. International  80,500  2,757
  5,498
TOTAL SERVICES   11,469
TECHNOLOGY - 13.0%
COMMUNICATIONS EQUIPMENT - 1.7%
Andrew Corp.   31,112  770
Cabletron Systems, Inc. (a)  53,100  1,832
Cisco Systems, Inc. (a)  224,300  11,608
DSC Communications Corp. (a)  40,100  817
Lucent Technologies, Inc.   217,750  12,874
Northern Telecom Ltd.   88,100  6,405
Tellabs, Inc. (a)  61,100  2,436
3Com Corp. (a)  60,100  1,743
  38,485
COMPUTER SERVICES & SOFTWARE - 3.7%
Autodesk, Inc.   15,240  541
Automatic Data Processing, Inc.   99,620  4,508
CUC International, Inc. (a)  135,475  2,862
Ceridian Corp. (a)  23,600  788
Computer Associates International, Inc.   124,025  6,449
Computer Sciences Corp. (a)  26,050  1,628
First Data Corp.   152,700  5,268
Microsoft Corp. (a)  410,600  49,888
Novell, Inc. (a)  118,200  894
Oracle Systems Corp. (a)  230,800  9,174
Parametric Technology Corp.   43,600  1,973
Shared Medical Systems Corp.   8,100  341
  84,314
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Amdahl Corp. (a)  41,500  355
Apple Computer, Inc. (a)  42,650  725
Bay Networks, Inc. (a)  67,400  1,196
Compaq Computer Corp. (a)  92,480  7,895
Data General Corp. (a)  13,700  257
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Dell Computer Corp. (a)  59,700 $ 4,996
Digital Equipment Corp. (a)  53,620  1,602
EMC Corp. (a)  79,500  2,892
Hewlett-Packard Co.   346,220  18,177
Intergraph Corp. (a)  16,300  104
International Business Machines Corp.   176,570  28,384
Pitney Bowes, Inc.   50,740  3,247
Seagate Technology (a)  84,300  3,867
Silicon Graphics, Inc. (a)  60,300  897
Sun Microsystems, Inc. (a)  125,700  3,622
Tandem Computers, Inc. (a)  40,600  523
Unisys Corp. (a)  59,700  358
Xerox Corp.   110,850  6,817
  85,914
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  61,800  3,391
Perkin-Elmer Corp.   14,800  1,075
Tektronix, Inc.   11,200  606
Thermo Electron Corp. (a)  51,000  1,760
  6,832
ELECTRONICS - 3.1%
Advanced Micro Devices, Inc. (a)  46,700  1,985
AMP, Inc.   74,864  2,686
Intel Corp.   280,160  42,900
LSI Logic Corp. (a)  44,000  1,683
Micron Technology, Inc.   71,600  2,524
Motorola, Inc.   202,300  11,582
National Semiconductor Corp. (a)  47,700  1,193
Texas Instruments, Inc.   65,060  5,806
Thomas & Betts Corp.   18,220  827
  71,186
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.   113,670  9,491
Polaroid Corp.   15,440  749
  10,240
TOTAL TECHNOLOGY   296,971
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.2%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  30,970 $ 2,884
Delta Air Lines, Inc.   24,880  2,292
Southwest Airlines Co.   49,600  1,364
US Airways Group, Inc. (a)  22,000  712
  7,252
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.   52,143  4,106
CSX Corp.   73,972  3,449
Conrail, Inc.   27,396  3,130
Union Pacific Corp.   83,640  5,332
  16,017
TRUCKING & FREIGHT - 0.2%
Caliber System, Inc.   13,300  396
Federal Express Corp. (a)  38,980  2,100
Laidlaw, Inc. Class B  107,100  1,460
  3,956
TOTAL TRANSPORTATION   27,225
UTILITIES - 8.6%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  171,230  4,366
ELECTRIC UTILITY - 2.2%
American Electric Power Co., Inc.   63,900  2,588
Baltimore Gas & Electric Co.   50,450  1,286
Carolina Power & Light Co.   51,600  1,754
Central & South West Corp.   71,980  1,449
Consolidated Edison Co. of New York, Inc.   80,300  2,228
DTE Energy Co.   49,600  1,327
Dominion Resources, Inc.   61,410  2,111
Duke Power Co.   68,860  3,021
Edison International  147,800  3,104
Entergy Corp.   78,900  1,844
FPL Group, Inc.   62,400  2,785
GPU, Inc.   41,200  1,329
Houston Industries, Inc.   80,100  1,602
Niagara Mohawk Power Corp. (a)  49,200  418
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
ELECTRIC UTILITY - CONTINUED
Northern States Power Co.   23,660 $ 1,077
Ohio Edison Co.   52,000  1,040
PECO Energy Co.   76,000  1,501
PG&E Corp.   140,800  3,379
PP&L Resources, Inc.   55,300  1,085
PacifiCorp.   100,500  1,997
Public Service Enterprise Group, Inc.   81,300  1,961
Southern Co.   230,000  4,686
Texas Utilities Co.   76,586  2,585
Unicom Corp.   73,700  1,603
Union Electric Co.   34,800  1,240
  49,000
GAS - 0.7%
Columbia Gas System, Inc. (The)  18,920  1,171
Consolidated Natural Gas Co.   32,290  1,627
Eastern Enterprises Co.   7,000  237
Enron Corp.   86,940  3,271
ENSERCH Corp.   23,700  465
NICOR, Inc.   16,940  574
Noram Energy Corp.   47,061  688
ONEOK, Inc.   9,400  280
Pacific Enterprises  29,080  891
PanEnergy Corp.   51,500  2,279
Peoples Energy Corp.   12,000  405
Sonat, Inc.   29,360  1,677
Williams Companies, Inc.   53,650  2,354
  15,919
TELEPHONE SERVICES - 5.5%
AT&T Corp.   552,962  18,524
ALLTEL Corp.   63,800  2,010
Ameritech Corp.   187,600  11,467
Bell Atlantic Corp.   149,350  10,118
BellSouth Corp.   338,240  15,052
Frontier Corp.   55,800  886
GTE Corp.   328,380  15,064
MCI Communications Corp.   233,860  8,916
NYNEX Corp.   150,120  7,769
SBC Communications, Inc.   313,006  17,372
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Sprint Corp.   146,990 $ 6,449
U.S. West Communications Group   163,540  5,744
WorldCom, Inc. (a)  295,400  7,090
  126,461
TOTAL UTILITIES   195,746
TOTAL COMMON STOCKS
(Cost $1,632,267)   2,093,641
U.S. TREASURY OBLIGATIONS - 0.4%
  PRINCIPAL
  AMOUNT (000S)
U.S. Treasury Bills, yields at date of purchase,
5.04% to 5.18%, 6/26/97 (b) (Cost $8,877) $ 8,950  8,880
CASH EQUIVALENTS - 7.8%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97  $ 64,434  64,424
 SHARES
Taxable Central Cash Fund (c)  113,319,085  113,319
TOTAL CASH EQUIVALENTS
(Cost $177,743)   177,743
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,818,887)  $ 2,280,264
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
    (000S) (000S)
PURCHASED
514 S&P 500 Index Contracts   June 1997 $ 206,320, $ 4,867
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 8.4%
LEGEND
1. Non-income producing
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,560,000.
3. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.45%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,819,041,000. Net unrealized appreciation aggregated $461,223,000, of which $504,650,000 related to appreciated investment securities and $43,427,000 related to depreciated investment securities. The fund hereby designates approximately $1,760,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997

ASSETS

Investment in securities, at value (including repurchase                  $ 2,280,264
agreements of $64,424) (cost $1,818,887) -
See accompanying schedule

Receivable for fund shares sold                                            23,956

Dividends receivable                                                       2,618

Interest receivable                                                        438

Receivable for daily variation on futures contracts                        741

Other receivables                                                          2

 TOTAL ASSETS                                                              2,308,019

LIABILITIES

Payable for investments purchased                                $ 616

Payable for fund shares redeemed                                  6,679

Accrued management fee                                            601

Other payables and accrued expenses                               3

 TOTAL LIABILITIES                                                         7,899

NET ASSETS                                                                $ 2,300,120

Net Assets consist of:

Paid in capital                                                           $ 1,793,463

Undistributed net investment income                                        2,350

Accumulated undistributed net realized gain (loss) on                      38,063
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                              466,244
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 39,782 shares outstanding                                 $ 2,300,120

NET ASSET VALUE, offering price and redemption price                       $57.82
per share ($2,300,120 (divided by) 39,782 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                     $ 28,837
Dividends

Interest                                                               4,843

 TOTAL INCOME                                                          33,680

EXPENSES

Management fee                                             $ 6,713

Non-interested trustees' compensation                       6

 Total expenses before reductions                           6,719

 Expense reductions                                         (185)      6,534

NET INVESTMENT INCOME                                                  27,146

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      30,534

 Futures contracts                                          15,174     45,708

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      253,249

 Assets and liabilities in foreign currencies               (1)

 Futures contracts                                          4,485      257,733

NET GAIN (LOSS)                                                        303,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 330,587
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED    YEAR ENDED
                                                          APRIL 30,     APRIL 30,
                                                          1997          1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 27,146      $ 13,438
Net investment income

 Net realized gain (loss)                                  45,708        21,710

 Change in net unrealized appreciation (depreciation)      257,733       118,461

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           330,587       153,609
FROM OPERATIONS

Distributions to shareholders                              (25,295)      (13,997)
From net investment income

 From net realized gain                                    (24,608)      (4,833)

 TOTAL DISTRIBUTIONS                                       (49,903)      (18,830)

Share transactions                                         1,354,967     601,874
Net proceeds from sales of shares

 Reinvestment of distributions                             48,333        17,854

 Cost of shares redeemed                                   (395,337)     (134,662)

 Redemption fees                                           532           363

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           1,008,495     485,429
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,289,179     620,208

NET ASSETS

 Beginning of period                                       1,010,941     390,733

 End of period (including undistributed net investment    $ 2,300,120   $ 1,010,941
income of $2,350 and $388, respectively)

OTHER INFORMATION
Shares

 Sold                                                      25,369        13,365

 Issued in reinvestment of distributions                   944           408

 Redeemed                                                  (7,497)       (3,004)

 Net increase (decrease)                                   18,816        10,769


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED APRIL 30,

                                   1997                    1996      1995      1994 C    1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 48.22                 $ 38.32   $ 33.49   $ 32.84   $ 30.94
of period

Income from Investment
Operations

 Net investment income              .95 B                   .92       .85       .81       .81

 Net realized and unrealized        10.58                   10.32     4.77      .81       1.89
 gain (loss)

 Total from investment              11.53                   11.24     5.62      1.62      2.70
 operations



Less Distributions

 From net investment income         (.90)                   (.99)     (.80)     (.80)     (.81)

 From net realized gain             (1.05)                  (.37)     -         (.17)     -

 In excess of net realized gain     -                       -         -         (.01)     -

 Total distributions                (1.95)                  (1.36)    (.80)     (.98)     (.81)

Redemption fees added to paid       .02                     .02       .01       .01       .01
in capital

Net asset value, end of period     $ 57.82                 $ 48.22   $ 38.32   $ 33.49   $ 32.84

TOTAL RETURN A                      24.58%                  29.83%    17.08%    4.95%     8.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 2,300                 $ 1,011   $ 391     $ 283     $ 305
(in millions)

Ratio of expenses to average        .44%                    .45%      .45%      .45%      .44%
net assets                         D                                                     D

Ratio of net investment income      1.82%                   2.11%     2.49%     2.38%     2.54%
to average net assets

Portfolio turnover rate             6%                      5%        2%        3%        0%

Average commission rate E          $ .0271


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Market Index Fund (the fund) (formerly Fidelity Market Index Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and market discount. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Effective July 1, 1996, shares held in the fund less than 90 days (180 days prior to July 1, 1996) are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $961,888,000 and $81,641,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,216,101,000 and $1,059,891,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of
 .45% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collects certain account fees from the fund's shareholders which amounted to $89,000 for the period.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,000 for the period.
5. EXPENSE REDUCTIONS.
Effective April 18, 1997, FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .19% of the fund's average net assets. For the period, the reimbursement reduced the expenses by $169,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $16,000 under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Spartan Market Index Fund (formerly Fidelity Market Index Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Commonwealth Trust: Spartan Market Index Fund (formerly Fidelity Market Index Fund), including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Commonwealth Trust: Spartan Market Index Fund (formerly Fidelity Market Index Fund) as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P
Boston, Massachusetts
June 5, 1997
DISTRIBUTIONS


A total of .95% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 81% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Jennifer Farrelly, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Robert H. Morrison, Manager,
Security Transactions
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
* INDEPENDENT TRUSTEES
FIDELITY'S GROWTH AND INCOME FUNDS
Balanced Fund
Convertible Securities Fund
Equity-Income Fund
Equity-Income II Fund
Fidelity Fund
Global Balanced Fund
Growth & Income Portfolio
Spartan Market Index Fund
Puritan(registered trademark) Fund
Real Estate Investment Portfolio
Utilities Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE
SPARTAN MARKET INDEX FUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109


TO THE SHAREHOLDERS:
The Board of Trustees of Spartan Market Index Fund voted to pay on June 9, 1997, to shareholders of record at the opening of business on June 6, 1997, a distribution of $.95 derived from capital gains realized from sales of portfolio securities and $.28 derived from net investment income.
In the opinion of management, regardless of whether you took payments in cash or in additional shares, the distribution will be reportable for tax purposes for the year 1997. You will be notified at a later date as to the tax treatment of this distribution.
If your account is a Fidelity prototype retirement plan such as an Individual Retirement Account (IRA), a Keogh Plan, a 403(b), or a qualified pension or profit sharing plan, the above information is provided for informational purposes only and is not reportable for tax purposes in 1997.

SPARTAN MARKET INDEX FUND
June 6, 1997

(2_FIDELITY_LOGOS)FIDELITY

INTERMEDIATE BOND
FUND
ANNUAL REPORT
APRIL 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     26   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first four months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them from time to time. After climbing steadily upward for more than two years, stock prices saw a sharp correction in late March and early April. Returns in the bond market were essentially stagnant as the Federal Reserve Board implemented a long-expected increase in short-term interest rates at the end of March. While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997             PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

Fidelity Intermediate Bond               6.02%    38.63%   109.46%

Lehman Brothers Intermediate             6.41%    38.71%   117.49%
 Government/Corporate Bond Index

Intermediate Investment                  6.46%    38.20%   113.05%
 Grade Debt Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 181 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED APRIL 30, 1997       PAST 1   PAST 5   PAST 10
                                   YEAR     YEARS    YEARS

Fidelity Intermediate Bond         6.02%    6.75%    7.67%

Lehman Brothers Intermediate       6.41%    6.76%    8.08%
 Government/Corporate Bond Index

Intermediate Investment            6.46%    6.66%    7.84%
 Grade Debt Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
             Intermediate Bond           LB Intermediate Govt/Corp
             00032                       LB007
  1987/04/30      10000.00                    10000.00
  1987/05/31       9953.40                     9976.92
  1987/06/30      10093.20                    10097.49
  1987/07/31      10102.52                    10120.57
  1987/08/31      10065.24                    10094.23
  1987/09/30       9896.56                     9963.34
  1987/10/31      10127.20                    10247.93
  1987/11/30      10246.33                    10313.10
  1987/12/31      10331.22                    10421.45
  1988/01/31      10634.73                    10688.12
  1988/02/29      10771.97                    10807.06
  1988/03/31      10690.91                    10765.51
  1988/04/30      10651.08                    10747.59
  1988/05/31      10591.90                    10700.07
  1988/06/30      10776.01                    10870.60
  1988/07/31      10768.72                    10847.52
  1988/08/31      10793.56                    10863.82
  1988/09/30      10969.58                    11052.27
  1988/10/31      11114.80                    11202.44
  1988/11/30      11050.29                    11106.86
  1988/12/31      11076.70                    11116.63
  1989/01/31      11193.96                    11233.40
  1989/02/28      11173.03                    11186.97
  1989/03/31      11225.29                    11235.30
  1989/04/30      11393.86                    11459.88
  1989/05/31      11612.91                    11687.44
  1989/06/30      11877.63                    11982.08
  1989/07/31      12109.10                    12228.11
  1989/08/31      11947.96                    12070.06
  1989/09/30      12012.32                    12127.09
  1989/10/31      12262.99                    12383.44
  1989/11/30      12358.11                    12501.83
  1989/12/31      12385.74                    12536.05
  1990/01/31      12261.70                    12455.67
  1990/02/28      12295.15                    12501.02
  1990/03/31      12298.21                    12517.31
  1990/04/30      12218.29                    12473.86
  1990/05/31      12494.39                    12313.65
  1990/06/30      12656.60                    12918.67
  1990/07/31      12821.71                    13097.90
  1990/08/31      12717.13                    13044.13
  1990/09/30      12817.38                    13144.87
  1990/10/31      12932.41                    13297.49
  1990/11/30      13151.29                    13032.45
  1990/12/31      13320.06                    13683.91
  1991/01/31      13449.76                    13822.67
  1991/02/28      13546.07                    13933.20
  1991/03/31      13619.37                    14027.97
  1991/04/30      13758.74                    14180.86
  1991/05/31      13819.22                    14268.02
  1991/06/30      13810.26                    14278.07
  1991/07/31      13969.89                    14437.20
  1991/08/31      14240.84                    14712.83
  1991/09/30      14510.98                    14965.92
  1991/10/31      14644.27                    15136.73
  1991/11/30      14760.62                    15310.52
  1991/12/31      15251.16                    15684.45
  1992/01/31      15025.72                    15542.43
  1992/02/29      15098.78                    15603.80
  1992/03/31      15032.42                    15542.43
  1992/04/30      15109.28                    15679.02
  1992/05/31      15366.01                    15922.06
  1992/06/30      15576.11                    16157.77
  1992/07/31      15955.21                    16479.02
  1992/08/31      16082.24                    16643.86
  1992/09/30      16190.33                    16869.79
  1992/10/31      16012.02                    16650.92
  1992/11/30      15929.80                    16587.64
  1992/12/31      16178.33                    16809.78
  1993/01/31      16553.48                    17136.73
  1993/02/28      16888.21                    17406.92
  1993/03/31      16967.61                    17476.17
  1993/04/30      17058.00                    17616.84
  1993/05/31      17066.62                    17577.73
  1993/06/30      17423.48                    17853.63
  1993/07/31      17589.16                    17897.35
  1993/08/31      17967.21                    18181.13
  1993/09/30      18032.95                    18256.62
  1993/10/31      18144.16                    18305.50
  1993/11/30      18035.56                    18203.39
  1993/12/31      18113.27                    18286.76
  1994/01/31      18325.26                    18489.88
  1994/02/28      17958.51                    18216.43
  1994/03/31      17635.83                    17915.82
  1994/04/30      17557.15                    17793.89
  1994/05/31      17528.82                    17805.84
  1994/06/30      17549.33                    17808.28
  1994/07/31      17728.64                    18064.63
  1994/08/31      17750.48                    18121.11
  1994/09/30      17664.74                    17954.38
  1994/10/31      17670.20                    17951.93
  1994/11/30      17690.63                    17870.47
  1994/12/31      17749.41                    17933.74
  1995/01/31      17953.26                    18235.98
  1995/02/28      18204.84                    18614.26
  1995/03/31      18321.76                    18720.71
  1995/04/30      18491.14                    18951.80
  1995/05/31      18958.67                    19524.78
  1995/06/30      19073.06                    19655.67
  1995/07/31      19060.00                    19658.38
  1995/08/31      19234.46                    19837.34
  1995/09/30      19355.81                    19980.99
  1995/10/31      19577.02                    20203.67
  1995/11/30      19816.29                    20469.25
  1995/12/31      20022.76                    20683.77
  1996/01/31      20172.72                    20862.19
  1996/02/29      19946.21                    20617.24
  1996/03/31      19825.14                    20511.07
  1996/04/30      19757.07                    20438.56
  1996/05/31      19729.88                    20423.08
  1996/06/30      19935.80                    20640.05
  1996/07/31      19985.59                    20701.43
  1996/08/31      19995.02                    20717.72
  1996/09/30      20263.04                    21006.38
  1996/10/31      20597.58                    21377.60
  1996/11/30      20868.08                    21659.47
  1996/12/31      20753.47                    21520.71
  1997/01/31      20822.96                    21604.34
  1997/02/28      20842.23                    21645.62
  1997/03/31      20708.01                    21496.27
  1997/04/30      20945.54                    21748.81
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Bond Fund on April 30, 1987. As the chart shows, by April 30, 1997, the value of the investment would have grown to $20,946
- a 109.46% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $21,749 - a 117.49% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED APRIL 30,

      1997   1996   1995   1994   1993

Dividend return               6.61%    6.65%   6.40% A   6.49%    8.08%

Capital appreciation return   -0.59%   0.20%   -1.08%    -3.56%    4.82%

Total return                  6.02%    6.85%   5.32%     2.93%    12.90%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED APRIL 30, 1997    PAST 1        PAST 6         PAST 1
                                MONTH         MONTHS         YEAR

Dividends per share             5.36(cents)   31.89(cents)   64.66(cents)

Annualized dividend rate        6.58%         6.41%          6.45%

30-day annualized yield         6.28%         n/a            n/a

DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.91 over the past one month, $10.04 over the past six months, and $10.02 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

A DIVIDENDS PAID ARE BASED ON THE FUND'S INVESTMENT INCOME AND DO NOT REFLECT CURRENCY RELATED LOSSES. AS A RESULT OF CURRENCY LOSSES, DIVIDENDS OF APPROXIMATELY 1.9(CENTS) PER SHARE PAID DURING 1995 WERE A NON-TAXABLE RETURN OF CAPITAL.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A relatively favorable inflation
backdrop that steadied fears of
higher interest rates helped
spark an April rally that buoyed the
performance of the U.S. taxable
bond market for the 12 months
ended April 30, 1997. The
Lehman Brothers Aggregate
Bond Index - a broad measure
of the U.S. taxable bond market
- returned 7.09% over that
period. For much of the year,
bonds were affected by
increasing expectations of
economic growth and inflation.
While responding to mixed
economic statistics, the bias of
the market was toward higher
rates. With interest rates
finishing the period slightly higher
than where they began, the
performance of most bonds
consisted almost entirely of
income returns as opposed to
price gains or losses. In his
February testimony before
Congress, Federal Reserve
Board Chairman Alan Greenspan
indicated that the Fed was
inclined to raise the rate banks
charge each other for overnight
loans - known as the fed funds
target rate - to head off inflation
that might be caused by a tight
labor market. On March 25, the
Fed followed through by raising
the target rate by 0.25% to
5.50%. However, this move had
largely been priced into the
market. When producer and
consumer price indexes
continued to offer a favorable
inflation outlook in April, a market
rally in all debt market sectors
ensued, helping to ease much of
the bond market's negative price
performance posted earlier in the
period.
An interview with Christine Thompson, Portfolio Manager of Fidelity Intermediate Bond Fund
Q. HOW DID THE FUND PERFORM, CHRIS?
A. For the 12 months that ended April 30, 1997, the fund had a return of 6.02%. The Lehman Brothers Intermediate Government/Corporate Bond Index returned 6.41% over the same period, while the intermediate investment grade debt funds average, as tracked by Lipper Analytical Services, had a 12-month return of 6.46%.
Q. CAN YOU DISCUSS THE FACTORS THAT INFLUENCED THESE RETURNS?
A. It's important to note that regardless of the market environment, I manage the fund to closely approximate the interest rate sensitivity of the Lehman index. Thus, in comparison to the current Lipper grouping, the fund has a shorter-than-average duration and is generally less sensitive to interest rate fluctuations. In a rising interest rate environment, shorter duration funds generally fall less in price and post performance that compares favorably to the group. Conversely, when rates are falling and bond prices climb, shorter duration funds typically underperform. During the past year, the market was characterized by shifting expectations regarding the prospect for change in short-term interest rates. While there were periods of both increasing and decreasing interest rates, on balance the fund's bias within the group toward lower interest rate sensitivity held back relative performance. Lastly, strong sector and issue selection helped the fund provide an incremental return above that of its index, but not enough to fully offset the normal operating expenses and transaction costs that are figured into the fund's total return.
Q. HOW DID THE FUND'S MORTGAGE-BACKED POSITIONS FARE DURING THE PERIOD?
A. Mortgage-backed bonds benefited from the market trading in a range between 6% and 7% for 10-year Treasury notes. With interest rates moving within the range, the market's predictions for prepayment levels of mortgage pass-through securities - pools of mortgages issued by entities such as the Government National Mortgage Association, or GNMA - proved fairly accurate. The fund's positions in residential mortgage pass-throughs performed well from the beginning of the period through late 1996 and, in response to increasing valuation measures, I lightened the fund's exposure. In hindsight, I exited the pass-through market a bit early as the sector continued to perform well. However, I maintained the fund's investments in high-quality commercial mortgage securities, a strategy that helped performance as commercial mortgage issues posted very strong results.
Q. WHAT WAS THE STORY WITH CORPORATE AND ASSET-BACKED BONDS?
A. I reallocated a large portion of the fund's 2- to 4-year Treasury positions into the corporate sector. Both fundamental and technical conditions were supportive of this strategy. The economic climate allowed a strengthening in corporate credit quality, and our research efforts were successful in identifying attractive investments well-positioned even in the event of an economic downturn. Two industry groups favored in this reallocation were banking and telecommunications. Asset-backed securities also continued to be an area of focus for the portfolio. The structured nature of many of these investments justifies very high credit quality ratings even as underlying consumer credit measures have deteriorated.
Q. WHICH INDIVIDUAL POSITIONS OR SECTORS PLAYED KEY ROLES IN THE FUND'S PERFORMANCE?
A. Positive contributors included the fund's stake in five-year and shorter Occidental Petroleum bonds, as well as investments in WorldCom, a company specializing in telecommunications services, and Comdisco, a technology services company. In terms of disappointments, I'd point to my underweighting in electric utility bonds, where the impact of regulatory change has been less adverse than I had expected, as well as to what proved to be a premature reduction in mortgage pass-throughs.
Q. WHAT'S YOUR OUTLOOK?
A. While valuations are rich and compressed across the spread sectors - making it more difficult to differentiate among returns - I think we may see a realignment of valuations at some point. I'll continue to maintain a duration or interest rate sensitivity that closely approximates that of the fund's index, while seeking high-value opportunities in the investment-grade marketplace.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide returns that
correspond to those of the
S&P 500 Index
FUND NUMBER: 317
TRADING SYMBOL: FSMKX
START DATE: March 6, 1990
SIZE: as of April 30, 1997,
more than $2.3 billion
MANAGER: Jennifer Farrelly,
since 1994; manager,
Spartan U.S. Equity Index
Fund and VIPII: Index 500
Portfolio, since 1994;
joined Fidelity in 1988
(checkmark)
JENNIFER FARRELLY ON CHANGES
TO THE S&P 500:
"The S&P 500 is an index of
500 stocks chosen to be
representative of the broader
market. Periodically,
companies will be added or
deleted from the index. Usually,
this is based on events such
as acquisitions, spin-offs or
shifts in asset size."
Here are some recent
changes to the index:
(solid bullet)  November 1, 1996: Yellow
Corp. is removed; Cognizant
Corp. is added.
(solid bullet)  December 2, 1996:
Consolidated Freightways is
removed due to the spin-off of
its national long-haul trucking
unit; MBIA is added.
(solid bullet)  December 18, 1996: Bally
Entertainment is removed due
to its acquisition by Hilton
Hotels, already included in the
S&P 500; Guidant Corp. is
added.
(solid bullet)  December 31, 1996: Luby's
Cafeterias, Ryan's Family
Steak Houses and Shoney's
are removed; AutoZone,
Frontier Corp. and Thermo
Electron are added.
(solid bullet)  January 7, 1997:
Boatmen's Bancshares is
removed because of its
acquisition by S&P
component NationsBank;
HEALTHSOUTH
Rehabilitation Corp. is added.
(solid bullet)  January 14, 1997:
Alexander & Alexander
Services is removed because
of its acquisition by Aon
Corp., also in the S&P 500;
Conseco is added.
(solid bullet)  April 2, 1997: Pacific
Telesis is removed due to its
acquisition by SBC
Communications, already in
the S&P 500; Parametric
Technology is added.
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF APRIL 30, 1997
(MOODY'S RATINGS)   %    % OF FUND'S
                    O    INVESTMENTS
                    F    6 MONTHS AGO
                    F
                    U
                    N
                    D
                    '
                    S
                    I
                    N
                    V
                    E
                    S
                    T
                    M
                    E
                    N
                    T
                    S

Aaa                 4    59.1
                    3
                    .
                    7

Aa                  5    4.7
                    .
                    0

A                   2    15.8
                    0
                    .
                    8

Baa                 2    17.3
                    3
                    .
                    8

Ba                  3    1.9
                    .
                    6

B                   0    0.0
                    .
                    0

Not Rated           0    0.0
                    .
                    0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF ACQUISITION BY FIDELITY. AVERAGE YEARS TO MATURITY AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   4.9   4.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF APRIL 30, 1997
              6 MONTHS AGO

Years   3.2   3.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF APRIL 30, 1997 * AS OF OCTOBER 31, 1996 **

Corporate bonds 60.6%
U.S. government
and agency
obligations 28.6%
Foreign government
obligations 3.3%
Other 6.8%
Short-term
investments 0.7%
Corporate bonds 46.1%
U.S. government
and agency
obligations 46.5%
Foreign government
obligations 3.2%
Other 3.0%
Short-term
investments 1.2%
Row: 1, Col: 1, Value: 1.2
Row: 1, Col: 2, Value: 6.8
Row: 1, Col: 3, Value: 3.6
Row: 1, Col: 4, Value: 28.4
Row: 1, Col: 5, Value: 10.0
Row: 1, Col: 6, Value: 50.0
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 3.4
Row: 1, Col: 3, Value: 3.8
Row: 1, Col: 4, Value: 46.0
Row: 1, Col: 5, Value: 45.3

* FOREIGN
 INVESTMENTS 12.9%
** FOREIGN
 INVESTMENTS 10.5%
INVESTMENTS APRIL 30, 1997

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 60.6%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
AEROSPACE & DEFENSE - 0.3%
Lockheed Martin Corp. 6 5/8%, 6/15/98   $ 10,130 $ 10,162
BASIC INDUSTRIES - 1.6%
CHEMICALS & PLASTICS - 1.3%
Methanex Corp. yankee 8 7/8%, 11/15/01    25,560  27,134
Praxair, Inc. 6 3/4%, 3/1/03    13,000  12,777
  39,911
PAPER & FOREST PRODUCTS - 0.3%
Champion International Corp. 7.70%, 12/15/99    8,000  8,182
TOTAL BASIC INDUSTRIES   48,093
DURABLES - 0.8%
AUTOS, TIRES, & ACCESSORIES - 0.2%
General Motors Corp. 9 5/8%, 12/1/00    6,870  7,464
CONSUMER ELECTRONICS - 0.1
Black & Decker Corp. 7 1/2%, 4/1/03    3,000  3,026
TEXTILES & APPAREL - 0.5%
Levi Strauss & Co. (a):
 6.80%, 11/1/03    9,650  9,493
 7%, 11/1/06    5,700  5,563
  15,056
TOTAL DURABLES   25,546
ENERGY - 5.5%
ENERGY SERVICES - 1.2%
Petroliam Nasional BHD yankee (a):
6 5/8%, 10/18/01    16,000  15,740
 6 7/8%, 7/1/03    7,650  7,544
 7 1/8%, 8/15/05    11,500  11,404
  34,688
OIL & GAS - 4.3%
Husky Oil Ltd. yankee 6 7/8%, 11/15/03    8,640  8,427
Nationale Elf Aquitaine yankee 7 3/4%, 5/1/99    15,000  15,314
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Occidental Petroleum Corp.:
 5.84%, 11/9/98   $ 3,780 $ 3,740
 5.85%, 11/9/98    13,760  13,616
 5.90%, 11/9/98    8,275  8,194
 5.93%, 11/9/98    5,000  4,953
 5.95%, 11/9/98    5,400  5,351
 5.96%, 11/9/98    4,525  4,485
 6.93%, 10/15/99    4,500  4,508
 6.09%, 11/29/99    2,430  2,386
 10.72%, 4/6/00    2,000  2,197
 10.69%, 7/27/00    5,000  5,530
 6.35%, 11/9/00    5,000  4,903
 6.24%, 11/24/00    6,550  6,396
 9 1/2%, 8/1/01    4,000  4,357
Pennzoil Co. 9 5/8%, 11/15/99    10,090  10,737
Phillips 66 Capital II 8%, 1/15/07    12,000  11,606
Ras Laffan Liquid Natural Gas Co. Ltd. yankee
7.628%, 9/15/06 (a)    15,000  14,957
  131,657
TOTAL ENERGY   166,345
FINANCE - 39.1%
ASSET-BACKED SECURITIES - 13.9%
Associates Manufactured Housing pass through certificates
6.05%, 6/15/27    20,000  19,689
Boatmens Auto Trust 6.35%, 10/15/01    2,820  2,808
CPS Auto Grantor Trust:
 6.55%, 12/15/02    9,418  9,403
 6.70%, 2/15/02    5,636  5,643
Capita Equipment Receivables Trust 6.57%, 3/15/01   7,200  7,157
Case Equipment Loan Trust:
 6.45%, 9/15/02    6,140  6,090
 5.85%, 2/15/03    4,370  4,251
Caterpillar Financial Asset Trust 6.55%, 5/22/02    2,837  2,828
Chase Manhattan Grantor Trust:
 5.90%, 11/15/01    14,441  14,392
 6.76%, 9/15/02    5,645  5,646
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Chevy Chase Auto Receivables Trust:
 5.80%, 6/15/02   $ 18,576 $ 18,469
 5.90%, 7/15/03    19,092  18,886
Discover Card Trust 7 1/2%, 6/16/00    8,150  8,224
Fidelity Funding Auto Trust 6.99%, 11/15/02 (a)    6,530  6,543
Ford Credit Grantor Trust 5.90%, 10/15/00    18,796  18,722
Green Tree Financial Corp.:
 5 1/2%, 1/31/00    2,012  1,984
 6.10%, 4/15/27    15,431  15,267
 6.45%, 5/15/27    8,780  8,755
 6.70%, 5/15/27    9,220  9,154
 6 1/2%, 6/15/27    5,780  5,764
 6.65%, 7/15/27    12,670  12,718
 7.15%, 7/15/27    3,000  3,031
 6.55%, 9/15/28    9,000  9,023
KeyCorp Auto Grantor Trust 5.80%, 7/15/00    915  911
Olympic Automobile Receivables Trust:
 6.40%, 9/15/01    13,690  13,675
 6 1/8%, 11/15/04    9,000  9,044
Onyx Acceptance Grantor Trust 6.20%, 6/15/03    17,575  17,488
Premier Auto Trust:
 8.05%, 4/4/00    6,350  6,456
 6%, 5/6/00    7,350  7,322
 6.35%, 7/6/00    10,800  10,722
Railcar Trust 7 3/4%, 6/1/04    12,041  12,387
Reliance Auto Receivables Corp., Inc. 6.10%, 7/15/02 (a)   11,259  11,199
SCFC Recreational Vehicle Loan Trust 7 1/4%, 9/15/06  1,421  1,419
Sears Credit Account Master Trust II:
 6 1/2%, 10/15/03    21,170  21,170
 7%, 1/15/04    4,860  4,904
Standard Credit Card Master Trust I 7.65%, 2/15/00   2,800  2,848
Toyota Auto Receivables Grantor Trust 6.15%, 1/15/99   1,722  1,715
Union Federal Savings Bank Grantor Trust:
 6.975%, 7/10/00    617  617
 7.275%, 10/10/00    654  658
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
WFS Financial Owner Trust:
 7.05%, 11/20/03   $ 18,560 $ 18,527
 6.90%, 12/20/03    13,870  13,876
 6.05%, 6/1/00    18,920  18,890
Western Financial Grantor Trust:
 6.05%, 11/1/00    5,597  5,551
 6.20%, 2/1/02    5,053  5,023
 5 7/8%, 3/1/02    23,152  23,215
  422,064
BANKS - 14.2%
ABN Amro Bank NV 6 5/8%, 10/31/01    17,000  16,778
Banc One Corp. 6.70%, 3/24/00    12,500  12,498
BanPonce Financial Corp.:
 6.69%, 9/21/00    2,680  2,657
 6 3/4%, 8/9/01    3,850  3,805
BanPonce Corp.:
 5 3/4%, 3/1/99    5,420  5,318
 6.378%, 4/8/99    6,000  5,941
 6.488%, 3/3/00    8,000  7,913
Capital One Bank:
 6.83%, 5/17/99    10,000  9,981
 6.55%, 2/4/00    8,750  8,644
 6 7/8%, 4/24/00    22,750  22,709
Central Fidelity Banks, Inc. 8.15%, 11/15/02    16,200  16,851
Chase Manhattan Corp. 7 3/4%, 11/1/99    8,260  8,452
Corporacion Andina de Fomento:
 6 5/8%, 10/14/98    5,000  4,995
 yankee 7 1/4%, 4/30/98 (a)    7,100  7,149
 yankee 7 3/8%, 7/21/00    8,220  8,318
 yankee 7.10%, 2/1/03    5,000  4,927
Crestar Financial Corp. 8 3/4%, 11/15/04    7,100  7,650
First Fidelity Bancorporation 9 5/8%, 8/15/99    2,700  2,867
First Hawaiian, Inc. 6 1/4%, 8/15/00    11,255  10,985
First Interstate Bancorp 8 5/8%, 4/1/99    10,000  10,362
First Maryland Bancorp 10 3/8%, 8/1/99    2,895  3,107
First Tennessee National Corp.:
10 3/8%, 6/1/99    4,370  4,679
 6 3/4%, 11/15/05    3,750  3,585
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
First USA Bank:
 5 3/4%, 1/15/99   $ 17,300 $ 17,023
 6 1/2%, 12/23/99    16,725  16,538
Florida National Banks, Inc. 9 7/8%, 5/15/99    6,000  6,358
HSBC Americas, Inc. 7%, 11/1/06    6,455  6,243
Hartford National Corp. 9.85%, 6/1/99    4,029  4,274
Integra Financial Corp. 6 1/2%, 4/15/00    3,000  2,957
Kansallis-Osake-Pankki:
6 3/8%, 8/15/00    1,150  1,129
 10%, 5/1/02    18,805  21,025
 yankee 9 3/4%, 12/15/98    6,715  7,030
Korea Development Bank:
 9 1/2%, 3/15/01    3,000  3,252
 9.40%, 8/1/01    5,000  5,432
 yankee 9 1/4%, 6/15/98    5,300  5,462
 yankee 5 7/8%, 12/1/98    1,640  1,625
 yankee 7%, 7/15/99    3,300  3,326
 yankee 6 1/4%, 5/1/00    1,000  985
Merita Bank Ltd. yankee 6 1/2%, 1/15/06    12,000  11,281
Midland American Capital Corp. gtd. 12 3/4%, 11/15/03  1,930  2,099
Midland Bank PLC yankee 7 5/8%, 6/15/06    13,185  13,407
Midlantic Corp. 9 1/4%, 9/1/99    5,075  5,337
Provident Bank:
 6 1/8%, 12/15/00    24,505  23,874
 6 3/8%, 1/15/04    3,250  3,083
Shawmut National Corp.:
8 5/8%, 12/15/99    3,670  3,817
 7.20%, 4/15/03    7,610  7,534
Signet Bank 7.80%, 9/15/06    8,000  8,136
Signet Banking Corp.:
 5.6289%, 5/15/97 (c)    750  750
 6.0039%, 4/15/98 (c)    3,201  3,184
 9 5/8%, 6/1/99    4,275  4,500
Skandinaviska Enskilda Banken yankee 8.45%, 5/15/02  2,350  2,486
Sovran Financial Corp. 9 3/4%, 6/15/99    7,530  7,980
Summit Bancorp 8 5/8%, 12/10/02    10,000  10,655
Union Planters Corp. 6 3/4%, 11/1/05    9,000  8,605
Union Planters National Bank 6.53%, 8/20/99    5,000  4,994
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
BANKS - CONTINUED
Wachovia Bank 7 3/4%, 4/15/02   $ 11,000 $ 11,175
Zions Bancorp 8 5/8%, 10/15/02    3,900  4,170
  429,897
CREDIT & OTHER FINANCE - 8.3%
AT&T Capital Corp.:
 6.02%, 12/4/98    21,680  21,502
 5.85%, 1/5/99    3,585  3,542
 6.26%, 2/18/99    10,000  9,930
 6.52%, 5/14/99    2,000  1,996
 6.16%, 12/3/99    10,000  9,839
Aristar, Inc.:
 8 7/8%, 8/15/98    820  844
 7 1/2%, 7/1/99    12,450  12,659
Chrysler Financial Corp. 6 3/8%, 1/28/00    16,750  16,619
Countrywide Home Loans, Inc. 8.41%, 11/17/99    5,000  5,193
Deere (John) Capital Corp. 9 5/8%, 11/1/98    6,000  6,265
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (a)    19,293  19,093
Finova Capital Corp.:
 6.14%, 11/2/98    4,340  4,319
 6.38%, 4/15/99    5,550  5,523
 6.30%, 11/1/99    3,500  3,463
First Security Capital I 8.41%, 12/15/26 (a)    15,000  15,106
Fleet Financial Group, Inc. 7 5/8%, 12/1/99    6,570  6,700
Ford Capital BV yankee:
 9 3/8%, 1/1/98    3,310  3,376
 gtd. 9%, 8/15/98    13,850  14,286
General Motors Acceptance Corp.:
 7 1/2%, 5/18/98    10,000  10,119
 6.40%, 6/8/98    12,500  12,525
 6.65%, 5/24/00    13,950  13,898
Greyhound Financial Corp.:
 8 1/2%, 5/1/98    3,980  4,059
 6 3/4%, 3/25/99    6,540  6,554
Heller Financial, Inc.:
 9 3/8%, 3/15/98    750  770
 6 1/2%, 5/15/00    9,939  9,857
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
MCN Investment Corp.:
 5.84%, 2/1/99   $ 8,730 $ 8,628
 6.82%, 5/13/99    9,400  9,425
 6.03%, 2/1/01    11,600  11,251
Southwestern Bell Capital Corp. 6.86%, 7/26/99    4,360  4,379
Union Acceptance Corp. 7.075%, 7/10/02    1,752  1,747
  253,467
INSURANCE - 1.2%
Metropolitan Life Insurance Co. (a):
 6.30%, 11/1/03    4,500  4,278
 7%, 11/1/05    5,000  4,888
Protective Life Corp. 7.95%, 7/1/04    1,000  1,023
SunAmerica, Inc. 6.20%, 10/31/99    16,600  16,391
URC Holdings Corp. 7 7/8%, 6/30/06 (a)    8,800  8,951
  35,531
SAVINGS & LOANS - 1.5%
Ahmanson (H.F.) & Co.:
 6.53%, 6/1/98    2,860  2,866
 9 7/8%, 11/15/99    14,025  15,043
 7 7/8%, 9/1/04    1,250  1,281
Great Western Financial Corp.:
 6 1/8%, 6/15/98    15,000  14,963
 6 3/8%, 7/1/00    11,200  11,033
  45,186
TOTAL FINANCE   1,186,145
HEALTH - 0.8%
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
McKesson Corp. 6.60%, 3/1/00 (a)    25,000  24,899
MEDIA & LEISURE - 2.1%
BROADCASTING - 1.7%
TCI Communication, Inc. 6.82%, 9/15/10 (c)    10,800  10,767
Tele-Communications, Inc. 7 3/8%, 2/15/00    9,000  9,027
Time Warner, Inc. 7.95%, 2/1/00    31,050  31,805
  51,599
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
MEDIA & LEISURE - CONTINUED
PUBLISHING - 0.4%
News America Holdings, Inc.:
 7 1/2%, 3/1/00   $ 7,500 $ 7,617
 8 5/8%, 2/1/03    3,240  3,427
  11,044
TOTAL MEDIA & LEISURE   62,643
NONDURABLES - 2.2%
BEVERAGES - 0.1%
Coors Adolph Co. 9.05%, 6/15/98    3,500  3,600
FOODS - 0.8%
Dart and Kraft Finance NV 7 3/4%, 11/30/98    5,847  5,927
Nabisco, Inc.:
 8.30%, 4/15/99    11,000  11,271
 8%, 1/15/00    7,500  7,705
  24,903
TOBACCO - 1.3%
Philip Morris Companies, Inc.:
 7 3/8%, 2/15/99    9,955  10,068
 7 3/4%, 5/1/99    13,440  13,679
 7 1/8%, 12/1/99    8,375  8,428
 9 1/4%, 2/15/00    5,909  6,243
  38,418
TOTAL NONDURABLES   66,921
RETAIL & WHOLESALE - 1.0%
APPAREL STORES - 0.3%
Limited, Inc. 7.80%, 5/15/02    9,500  9,623
GENERAL MERCHANDISE STORES - 0.7%
Dayton Hudson Corp:
 9.65%, 6/15/00    2,000  2,150
 10%, 12/1/00    6,102  6,661
Penney (J.C.), Inc. 6.95%, 4/1/00    12,000  12,045
  20,856
TOTAL RETAIL & WHOLESALE   30,479
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
TECHNOLOGY - 1.9%
COMPUTERS & OFFICE EQUIPMENT - 1.9%
Comdisco, Inc.:
 7 1/4%, 4/15/98   $ 12,500 $ 12,604
 6.70%, 7/1/98    9,510  9,552
 6.35%, 8/7/98    7,340  7,341
 6.59%, 9/1/98    2,500  2,506
 6.29%, 10/22/98    7,000  6,988
 5 3/4%, 1/19/99    3,000  2,961
 5.76%, 1/19/99    2,000  1,975
 7 3/4%, 9/1/99    125  128
 9.45%, 6/8/00    1,740  1,863
 9.30%, 6/27/00    2,950  3,153
 5 3/4%, 2/15/01    7,700  7,385
  56,456
TRANSPORTATION - 0.8%
AIR TRANSPORTATION - 0.8%
AMR Corp.:
 7 3/4%, 12/1/97    1,420  1,430
 8.10%, 11/1/98    6,750  6,910
Continental Airlines Pass through Trust 7.42%, 10/1/08 (a)  8,500  8,483
Delta Air Lines, Inc. 9 7/8%, 1/1/98    7,990  8,177
  25,000
UTILITIES - 4.5%
CELLULAR - 0.5%
360 Degrees Communications Co. 7 1/8%, 3/1/03   14,060  13,818
ELECTRIC UTILITY - 1.0%
British Columbia Hydro & Power Authority yankee
12 1/2%, 1/15/14    6,750  7,641
Entergy Ark, Inc. 7%, 3/1/02    4,500  4,467
Indiana Michigan Power Co. 6.40%, 3/1/00    5,000  4,926
Tenaga Nasional Berhad yankee 7.20%, 4/29/07 (a)   11,500  11,607
Texas Utilities Electric Co. 5 1/2%, 10/1/98    2,000  1,971
  30,612
NONCONVERTIBLE BONDS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
UTILITIES - CONTINUED
GAS - 1.5%
Columbia Gas System, Inc.:
 6.39%, 11/28/00   $ 10,044 $ 9,868
 6.61%, 11/28/02    5,328  5,222
Enron Corp. 10%, 6/1/98    4,500  4,667
InterNorth, Inc. 9 5/8%, 3/15/06    9,610  11,039
Kern River Funding Corp. 6.42%, 3/31/01 (a)    12,093  11,848
Southwest Gas Corp. 9 3/4%, 6/15/02    3,840  4,246
  46,890
TELEPHONE SERVICES - 1.5%
MFS Communications, Inc. (b):
 0%, 1/15/04    15,860  14,353
 0%, 1/15/06    14,950  11,287
WorldCom, Inc. 7 3/4%, 4/1/07    18,700  18,611
  44,251
TOTAL UTILITIES   135,571
TOTAL NONCONVERTIBLE BONDS
(Cost $1,870,708)   1,838,260
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 28.1%
U.S. TREASURY OBLIGATIONS - 14.2%
 9%, 5/15/98    2,550  2,626
 8 7/8%, 11/15/98    3,500  3,637
 6 7/8%, 3/31/00    56,720  57,376
 7 7/8%, 8/15/01    54,475  57,139
 11 1/8%, 8/15/03    16,185  19,852
 11 7/8%, 11/15/03    80,835  102,888
 12 3/8%, 5/15/04    21,000  27,615
 11 5/8%, 11/15/04    32,750  42,145
 12 3/4%, 11/15/10 (callable)    51,175  70,525
 12%, 8/15/13 (callable)    32,450  45,217
 9%, 11/15/18    720  874
 7 1/8%, 2/15/23    1,000  1,009
  430,903
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.9%
Federal Farm Credit Bank 7.31%, 4/25/05   $ 5,000 $ 5,100
Federal Home Loan Bank:
 6 3/4%, 4/5/04    3,060  3,035
 6.89%, 4/6/04    4,465  4,470
 7.36%, 7/1/04    19,335  19,891
 7.38%, 8/5/04    5,890  6,048
 7.46%, 9/9/04    5,000  5,155
 7.59%, 3/10/05    3,010  3,129
Federal Home Loan Mortgage Corporation:
 7.93%, 1/20/05    12,195  12,953
 8%, 1/26/05    7,300  7,731
 8.115%, 1/31/05    25,475  27,183
Federal National Mortgage Association:
 7.49%, 3/2/05    1,815  1,876
 7 3/8%, 3/28/05    4,450  4,556
 7.16%, 5/11/05    22,635  22,858
Financing Corp. Stripped principle:
0%, 6/27/03 to 12/6/03    29,074  18,831
 0%, 2/8/04 to 6/6/04    10,498  6,547
 0%, 10/5/05    1,000  558
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense Security Assistance Agency)
Class 1-C, 9 1/4%, 11/15/01    4,965  5,234
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
  Series 1993-C, 5.20%, 10/15/04    5,512  5,226
  Series 1993-D, 5.23%, 5/15/05    3,981  3,766
  Series 1994-C, 6.61%, 9/15/99    967  973
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank)
Series 1994-B, 7 1/2%, 1/26/06    2,982  3,052
Overseas Private Investment Corp. (U.S. Government
guaranteed participation certificate):
 Series 1994-195, 6.08%, 8/15/04 (callable)    9,680  9,394
  Series 1996-A1, 6.726%, 9/15/10 (callable)    17,000  16,626
Private Export Funding Corp. secured:
 5.80%, 2/1/04    10,000  9,630
 6.62%, 10/1/05    10,000  9,751
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
State of Israel (guaranteed by U.S. Government through
Agency for International Development):
  6 1/8%, 8/15/99   $ 69,105 $ 68,623
  7 1/8%, 8/15/99    2,627  2,663
  0%, 11/15/01    17,270  12,837
  8%, 11/15/01    5,590  5,862
  6 1/4%, 8/15/02    19,357  18,950
  6 1/8%, 3/15/03    2,421  2,335
  6 5/8%, 8/15/03    15,800  15,674
  6 5/8%, 2/15/04    840  826
  7 5/8%, 8/15/04    4,710  4,852
  5.89%, 8/15/05    20,448  19,081
U.S. Trade Trust Certificates (assets of Trust guaranteed by
U.S. Government through Export-Import Bank)
6.69%, 1/15/09 (a)    16,170  15,909
U.S. Department of Housing and Urban Development government
guaranteed participation certificates:
  Series 1996-A:
   6.44%, 8/1/99    10,000  9,985
   6.59%, 8/1/00    19,170  19,127
   6.67%, 8/1/01    7,000  6,975
   7.66%, 8/1/15 (callable)    3,715  3,706
  420,978
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $869,479)   851,881
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 0.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
 7%, 7/1/99 to 7/1/01    12,568  12,613
 8 1/2%, 6/15/13    100  103
  12,716
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.0%
 12 1/2%, 4/1/13 to 8/1/15    274  317
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
 7 1/2%, 9/15/25   $ 1,218 $ 1,209
 8%, 5/15/22    24  25
 9 1/2%, 9/15/09 to 10/15/15    142  152
 10%, 12/15/13 to 8/15/17    384  420
  1,806
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $14,807)   14,839
COMMERCIAL MORTGAGE SECURITIES - 4.2%
Blackrock Capital Funding LLC
Series 1996 Class C2, 7.5134%, 11/16/26 (a)(c)   2,953  2,983
CS First Boston Mortgage Securities Corp.:
Series 1995 WF1 Class A-1, 6.452%, 12/21/27   17,993  17,628
 Series 1995-WF1 Class A-2, 6.648%, 12/21/27    15,000  14,559
Federal Deposit Insurance Corp. sequential pay
Series 1996-C1 Class 1A, 6 3/4%, 5/25/26    26,623  26,517
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2, 7.15%, 4/25/25    8,013  7,993
Midland Realty Acceptance Corp. sequential pay
Series 1997-C1 Class A-1, 7.315%, 4/25/03    7,585  7,683
Oregon Commercial Mortgage, Inc.
Series 1995-1 Class A, 7.15%, 6/25/23 (a)    4,092  4,091
Resolution Trust Corp.:
 Series1995-C1 Class A-4A, 6 1/4%, 2/25/27    1,423  1,421
 Series1995-C2 Class A-1B, 6 1/4%, 5/25/27    7,849  7,812
 Series 1995-C2 Class D, 7%, 5/25/27    2,964  2,889
Structured Asset Securities Corp.:
 Series 1996-C3 Class A, 6 3/4%, 6/25/30 (a)    7,104  7,055
 Series 1996-C3 Class B, 7 1/8%, 6/25/30 (a)    5,684  5,629
 sequential pay:
 Series 1993-C1 Class A-1A, 6.60%, 10/25/24    376  374
  Series 1995-C4 Class A-1A, 6.90%, 6/25/26    4,068  4,063
  Series 1996 Class A-1B, 5.751%, 2/25/28    1,114  1,108
  Series 1996 Class A-2A, 7 3/4%, 2/25/28    4,798  4,864
Wells Fargo Capital Markets Apartment Financing Trust
6.56%, 12/29/05 (a)    11,910  11,642
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $129,228)   128,311
FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
Irish Republic yankee 8 5/8%, 4/15/01   $ 10,500 $ 11,069
Manitoba Province yankee:
 6 3/8%, 10/15/99    16,340  16,260
 6 7/8%, 9/15/02    17,500  17,476
Newfoundland Province yankee 7.32%, 10/13/23    7,054  6,667
Nova Scotia Province yankee 9 3/8%, 7/15/02    14,633  16,073
Ontario Province yankee:
 7 3/4%, 6/4/02    11,000  11,418
 7 3/8%, 1/27/03    7,500  7,665
 15 1/4%, 8/31/12    5,085  5,522
 11 1/2%, 3/10/13    6,270  6,788
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $83,826)   98,938
SUPRANATIONAL OBLIGATIONS - 1.5%
African Development Bank:
 10%, 11/1/97    4,000  4,078
 8.70%, 5/1/01    8,000  8,511
 7 3/4%, 12/15/01    17,230  17,827
European Investment Bank 11 5/8%, 2/1/99    2,500  3,000
Inter-American Development Bank 9.45%, 9/15/98   9,441  9,816
International Bank for Reconstruction & Development euro
11 1/8%, 1/13/98    2,000  2,064
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $45,667)   45,296
CERTIFICATES OF DEPOSIT - 1.1%
Canadian Imperial Bank (New York Branch)
6.475%, 1/24/00 (Cost $34,045)    34,000  33,783
CASH EQUIVALENTS - 0.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.37%, dated
4/30/97 due 5/1/97   $ 20,731  20,728
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $3,068,488)  $ 3,032,036
LEGEND
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $246,054,000 or 8.0% of net assets.
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 67.3% AAA, AA, A 62.0%
Baa 23.0% BBB  31.3%
Ba 3.6% BB  0.8%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 1.3%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  87.1%
Canada  5.4
Supranational  2.3
Malaysia  1.5
Netherlands  1.1
Others (individually less than 1%)  2.6
TOTAL  100.0%
INCOME TAX INFORMATION
At April 30, 1997, the aggregate cost of investment securities for income tax purposes was $3,069,793,000. Net unrealized depreciation aggregated $37,757,000, of which $8,539,000 related to appreciated investment securities and $46,296,000 related to depreciated investment securities.
At April 30, 1997, the fund had a capital loss carryforward of approximately $20,683,000 all of which will expire on April 30, 2005.
The fund intends to elect to defer to its fiscal year ending April 1998, approximately $11,082,000 of losses recognized during the period November 1, 1996 to April 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS  (EXCEPT PER-SHARE AMOUNT) APRIL 30, 1997


ASSETS

Investment in securities, at value (including repurchase              $ 3,032,036
agreements of $20,728) (cost $3,068,488) -
See accompanying schedule

Receivable for investments sold                                        3

Receivable for fund shares sold                                        4,924

Interest receivable                                                    52,133

 TOTAL ASSETS                                                          3,089,096

LIABILITIES

Payable for investments purchased                           $ 3,295

Distributions payable                                        489

Accrued management fee                                       1,133

Other payables and accrued expenses                          794

 TOTAL LIABILITIES                                                     5,711

NET ASSETS                                                            $ 3,083,385

Net Assets consist of:

Paid in capital                                                       $ 3,161,572

Distributions in excess of net investment income                       (8,674)

Accumulated undistributed net realized gain (loss) on                  (33,044)
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                          (36,469)
investments and assets and liabilities in foreign
currencies

NET ASSETS, for 309,613 shares outstanding                            $ 3,083,385

NET ASSET VALUE, offering price and redemption price per               $9.96
share ($3,083,385 (divided by) 309,613 shares)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  YEAR ENDED APRIL 30, 1997

INVESTMENT INCOME                                                  $ 215,337
Interest

EXPENSES

Management fee                                          $ 13,342

Transfer agent fees                                      6,931

Accounting fees and expenses                             730

Non-interested trustees' compensation                    36

Custodian fees and expenses                              99

Registration fees                                        137

Audit                                                    64

Legal                                                    19

Miscellaneous                                            18

 Total expenses before reductions                        21,376

 Expense reductions                                      (480)      20,896

NET INVESTMENT INCOME                                               194,441

REALIZED AND UNREALIZED GAIN (LOSS)                                 (30,233)
Net realized gain (loss) on investment securities

Change in net unrealized appreciation (depreciation)                12,757
on investment securities

NET GAIN (LOSS)                                                     (17,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                    $ 176,965
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     YEAR ENDED     YEAR ENDED
                                                         APRIL 30,      APRIL 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 194,441      $ 176,237
Net investment income

 Net realized gain (loss)                                 (30,233)       39,087

 Change in net unrealized appreciation (depreciation)     12,757         (42,093)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          176,965        173,231
FROM OPERATIONS

Distributions to shareholders                             (194,181)      (175,620)
From net investment income

 From net realized gain                                   (8,635)        -

 TOTAL DISTRIBUTIONS                                      (202,816)      (175,620)

Share transactions                                        1,637,849      1,657,878
Net proceeds from sales of shares

 Reinvestment of distributions                            194,972        167,400

 Cost of shares redeemed                                  (1,604,370)    (1,404,741)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          228,451        420,537
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 202,600        418,148

NET ASSETS

 Beginning of period                                      2,880,785      2,462,637

 End of period (including distributions in excess        $ 3,083,385    $ 2,880,785
of net investment income of $8,674 and
$8,370, respectively)

OTHER INFORMATION
Shares

 Sold                                                     164,072        161,750

 Issued in reinvestment of distributions                  19,477         16,326

 Redeemed                                                 (160,627)      (136,971)

 Net increase (decrease)                                  22,922         41,105


FINANCIAL HIGHLIGHTS

                                   YEARS ENDED APRIL 30,

                                   1997                    1996       1995       1994 C     1993

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 10.050                $ 10.030   $ 10.230   $ 10.700   $ 10.270
of period

Income from Investment              .647 B                  .684       .591       .705       .784
Operations
Net investment income

 Net realized and unrealized        (.060)                  (.004)     (.074)     (.381)     .496
 gain (loss)

 Total from investment              .587                    .680       .517       .324       1.280
 operations

Less Distributions

 From net investment income         (.647)                  (.660)     (.598)     (.704)     (.790)

 From net realized gain             (.030)                  -          -          -          (.060)

 In excess of net realized gain     -                       -          (.100)     (.090)     -

 Return of capital                  -                       -          (.019)     -          -

 Total distributions                (.677)                  (.660)     (.717)     (.794)     (.850)

Net asset value, end of period     $ 9.960                 $ 10.050   $ 10.030   $ 10.230   $ 10.700

TOTAL RETURN A                      6.02%                   6.85%      5.32%      2.93%      12.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period          $ 3,083                 $ 2,881    $ 2,463    $ 1,782    $ 1,639
(in millions)

Ratio of expenses to average        .71%                    .73%       .68%       .64%       .61%
net assets                                                                                  E

Ratio of expenses to average        .69%                    .71%       .68%       .64%       .61%
net assets after expense           D                       D
reductions

Ratio of net investment income      6.46%                   6.48%      6.31%      6.88%      7.44%
to average net assets

Portfolio turnover rate             116%                    169%       75%        81%        51%


F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
H EFFECTIVE MAY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
J FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 1997




6. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
7. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
8. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $3,644,716,000 and $3,429,783,000, respectively, of which U.S. government and government agency obligations aggregated $2,236,240,000 and $2,933,263,000, respectively.
9. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is
 .30%. For the period, the management fee was equivalent to an annual rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.
ACCOUNTING FEES. FSC, an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
10. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $23,000 and $457,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity Intermediate Bond Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Commonwealth Trust: Fidelity Intermediate Bond Fund, including the schedule of portfolio investments, as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Commonwealth Trust: Fidelity Intermediate Bond Fund as of April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
June 5, 1997
DISTRIBUTIONS


A total of 29.07% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1998 of the applicable percentage for use in preparing 1997 income tax returns.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
  To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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815 East Birch Street
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851 East Hamilton Avenue
Campbell, CA
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10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
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7676 Hazard Center Drive
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455 Market Street
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950 Northgate Drive
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1400 Civic Drive
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COLORADO
1625 Broadway
Denver, CO
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300 Atlantic Street
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DELAWARE
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4400 N. Federal Highway
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90 Alhambra Plaza
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4090 N. Ocean Boulevard
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4001 Tamiami Trail, North
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2401 PGA Boulevard
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3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
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HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin
Chicago, IL
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1700 East Golf Road
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3232 Lake Avenue
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INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
21 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
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44 Mall Road
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416 Belmont Street
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MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
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8885 Ladue Road
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200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
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1271 Avenue of the
 Americas
New York, NY
71 Broadway
New York, NY
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
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28699 Chagrin Boulevard
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121 S.W. Morrison Street
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1735 Market Street
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439 Fifth Avenue
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TENNESSEE
5100 Poplar Avenue
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
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19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602


INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Global Bond
Government Securities
Intermediate Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate  Government
Spartan Short-Term Bond
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
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Exchanges/Redemptions  1-800-544-7777
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FIDELITY INTERMEDIATE BOND FUND
 82 DEVONSHIRE STREET
 BOSTON, MASSACHUSETTS 02109


TO THE SHAREHOLDERS:
The Board of Trustees of Fidelity Intermediate Bond Fund voted to pay on June 9, 1997, to shareholders of record at the opening of business on June 6, 1997, a distribution of $____ derived from capital gains realized from sales of portfolio securities.
In the opinion of management, regardless of whether you took payments in cash or in additional shares, the distribution will be reportable for tax purposes for the year 1997. You will be notified at a later date as to the tax treatment of this distribution.
If your account is a Fidelity prototype retirement plan such as an Individual Retirement Account (IRA), a Keogh Plan, a 403(b), or a qualified pension or profit sharing plan, the above information is provided for informational purposes only and is not reportable for tax purposes in 1997.

FIDELITY INTERMEDIATE BOND FUND
June 6, 1997